UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09999

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 2

(This Form N-CSR relates solely to the Registrant’s: Prudential QMA Emerging Markets Equity Fund and Prudential QMA International Developed Markets Index Fund)

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2017

Date of reporting period:	10/31/2017

Item 1 – Reports to Stockholders

     PRUDENTIAL QMA EMERGING MARKETS EQUITY FUND

ANNUAL REPORT

OCTOBER 31, 2017

Objective: To provide returns in excess of the Morgan Stanley Capital International Emerging Markets Index over full market cycles.

Highlights

•

All the Fund’s valuation factors produced positive returns in the fourth quarter of 2016. Thereafter, valuation struggled, but this weakness was offset by the strong performance of the growth and financial momentum factors.

•

Among countries, China provided the strongest returns, with the bulk of the gains stemming from the consumer discretionary sector, where the Fund was helped by an overweight position and effective stock picking in the automotive industry.

•	The Fund was hurt by difficult stock selection and an overweight position in South African consumer staples, one of the country’s worst-performing sectors.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company and member SIPC. QMA is the primary business name of Quantitative Management Associates LLC, a wholly owned subsidiary of PGIM, Inc. (PGIM), a Prudential Financial company. © 2017 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2	Visit our website at pgiminvestments.com

PRUDENTIAL FUNDS — UPDATE

The Board of Directors/Trustees for the Fund has approved renaming the Fund’s Class Q shares as Class R6 shares, effective on or about June 15, 2018. The renaming of Class Q shares as Class R6 shares will not result in any changes to pricing, eligibility, or shareholder rights and obligations. The renamed Class R6 shares will not be exchangeable with Class R6 shares of the Prudential Day One Funds or the Prudential 60/40 Allocation Fund.

LR993

Prudential QMA Emerging Markets Equity Fund	3

This Page Intentionally Left Blank

4	Visit our website at pgiminvestments.com

Your Fund’s Performance

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted.

Total Returns as of 10/31/17
Since Inception* (%)
Class Q	32.58 (11/29/16)
MSCI Emerging Markets Index	32.55
Lipper Emerging Markets Funds Average	29.68

*Not annualized

Growth of a $10,000 Investment

The graph compares a $10,000 investment in the Fund’s Class Q shares with a similar investment in the MSCI Emerging Markets Index by portraying the initial account values at the commencement of operations of Class Q shares (November 29, 2016) and the account values at the end of the current fiscal period (October 31, 2017), as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) all recurring fees (including management fees) were deducted; and (b) all dividends and distributions were reinvested. The line graph provides information for Class Q shares only. Without waiver of fees and/or expense reimbursments, the returns would have been lower.

Prudential QMA Emerging Markets Equity Fund	5

Your Fund’s Performance (continued)

Past performance does not predict future performance. Total returns and the ending account values in the graph include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Source: PGIM Investments LLC and Lipper Inc.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns for the Index and the Lipper Average are measured from the closest month-end to the Fund’s inception date.

Benchmark Definitions

MSCI Emerging Markets Index—The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. It consists of the following 23 emerging market country indexes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and the United Arab Emirates.

Lipper Emerging Markets Funds Average—The Lipper Emerging Markets Funds Average (Lipper Average) are funds that seek long-term capital appreciation by investing at least 65% of total assets in emerging market equity securities, where “emerging market” is defined by a country’s GNP per capita or other economic measures.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

6	Visit our website at pgiminvestments.com

Presentation of Fund Holdings

Five Largest Holdings expressed as a percentage of net assets as of 10/31/17 (%)
Samsung Electronics Co. Ltd., Technology Hardware, Storage & Peripherals	5.4
Tencent Holdings Ltd., Internet Software & Services	4.6
Alibaba Group Holding Ltd., ADR, Internet Software & Services	3.3
Taiwan Semiconductor Manufacturing Co. Ltd., Semiconductors & Semiconductor Equipment	3.2
iShares MSCI Emerging Markets ETF, Exchange Traded Fund	2.4

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 10/31/17 (%)
Banks	16.7
Internet Software & Services	10.5
Oil, Gas & Consumable Fuels	6.7
Technology Hardware, Storage & Peripherals	6.6
Semiconductors & Semiconductor Equipment	5.5

Industry weightings reflect only long-term investments and are subject to change.

Prudential QMA Emerging Markets Equity Fund	7

Strategy and Performance Overview

How did the Fund perform?

The Prudential QMA Emerging Markets Equity Fund returned 32.58% for the fiscal period ended October 31, 2017, outperforming the 32.55% return of the MSCI Emerging Markets Index (the Index). The Fund outperformed the 29.68% return of the Lipper Emerging Markets Fund Average.

What were market conditions?

•

Equity returns were strong during the reporting period, as global economic growth increased at a healthy pace, long-term interest rates remained close to historical lows, and central banks tightened monetary policy prudently and gradually in light of subdued inflation.

•	In the US, solid fundamentals included stable and moderate economic expansion, robust employment, accelerating corporate profit growth, and accumulating cash on company balance sheets.

•	North Korean missile activity, ongoing investigations into Russia’s interference in the 2016 US election, and turnover in key US administration positions contributed to investor uncertainty.

•	Europe’s economic recovery proceeded. Japan likewise showed healthier trends in economic activity.

•	In this environment, emerging markets equities had their best performance since the 2008-2009 financial crisis.

•

Within the Index, all sectors advanced, with information technology, financials, materials, and industrials posting the largest gains. Returns in the telecommunication services and consumer staples sectors were more modest.

•	All regions in the Index generated positive returns, led by the emerging markets.

What worked?

•

All the Fund’s valuation factors produced positive returns in the fourth quarter of 2016. Thereafter, valuation struggled, but this weakness was offset by the strong performance of the growth and financial momentum factors. Quality factors turned in mixed results for the period, but were effective regarding the Fund’s performance.

•

Regarding sectors, the Fund benefited most from its positioning in consumer discretionary, led by effective stock selection in China and an underweight in Indonesia. In the energy sector, gains were highlighted by an underweight in China and an overweight in India. In the health care sector, stock picking and an overweight in Brazil added to the Fund’s performance, which was further buttressed by an underweight in India.

•

Among countries, China provided the strongest returns, with the bulk of the gains stemming from the consumer discretionary sector, where the Fund was helped by an overweight position and effective stock picking in the automobile industry. In Brazil, the

8	Visit our website at pgiminvestments.com

Fund benefited from overweights in the health care, financials, and an underweight in energy. Stock selection among Brazilian health care stocks also added to performance. In South Korea, efficient stock picking in the financials sector was bolstered by underweight positions in industrials and consumer staples. In addition, stock selection in South Korea’s consumer staples sector was advantageous.

•

As for individual holdings, the Fund benefited most from its overweights in Geely Automobile Holdings Limited, a Chinese multinational automotive manufacturing company; Qualicorp, a Brazilian benefits administrator and health management services provider; SK Hynix, a South Korean semiconductor maker; Nanya Technology Corporation, a Taiwan-based manufacturer of dynamic random-access memory products; and Guangzhou Automobile Group, a Chinese automaker.

What didn’t work?

•

In terms of sectors, Fund performance was weakest in the real estate sector due to difficult stock selection in China. Within information technology, the Fund’s losses were driven by challenging selection in India and China, as well as an underweight position in China, the Index’s best-performing country. In consumer staples, the Fund was hurt by stock selection and overweight in South Africa, stock picks in Thailand, and an underweight in Mexico.

•

Among countries, South Africa detracted most from relative performance. The Fund was hurt by difficult stock selection and an overweight position in consumer staples, one of South Africa’s worst-performing sectors. An underweight in South Africa’s consumer discretionary sector also dampened returns. In Greece, the Fund’s overweight in consumer discretionary hampered performance, especially between July and the end of the period. In Malaysia, losses were led by weak stock picking in the industrials and financials sectors.

•

Regarding individual holdings, the Fund was hurt most by its avoidance of property developer China Evergrande Group. Among other detractors were overweights in Folli Follie, a Greece-based designer and manufacturer of luxury jewelry, watches, and fashion accessories; AirAsia Berhad, a Malaysian low-cost airline; and Ooredoo, a Qatar-based telecommunications company. An underweight in Brazilian conglomerate Itausa — Investimentos Itau also detracted from performance.

Current outlook

•

Quantitative Management Associates LLC (QMA) will continue to manage the Fund as a risk-controlled portfolio, using a bottom-up process that focuses on factors within four broad groups: valuation, growth (analyst revisions), financial momentum/profitability, and quality.

•	All overweight and underweight positions in the Fund will be the result of QMA’s stock selection process and not a reflection of its sentiment on any particular market segment.

Prudential QMA Emerging Markets Equity Fund	9

Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution, and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended October 31, 2017. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the

10	Visit our website at pgiminvestments.com

period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential QMA Emerging Markets Equity Fund		Beginning Account Value May 1, 2017	Ending Account Value October 31, 2017	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class Q	Actual	$1,000.00	$1,160.80	1.20%	$6.54
	Hypothetical	$1,000.00	$1,019.16	1.20%	$6.11

*Fund expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended October 31, 2017, and divided by the 365 days in the Fund’s fiscal year ended October 31, 2017. Expenses presented in the table include the expenses of any underlying funds in which the Fund may invest.

Prudential QMA Emerging Markets Equity Fund	11

Schedule of Investments

as of October 31, 2017

Description	Shares	Value
LONG-TERM INVESTMENTS 99.9%

COMMON STOCKS 94.9%

Brazil 5.6%
Ambev SA	25,700	$164,038
Banco Bradesco SA	4,510	45,247
Banco Santander Brasil SA, UTS	19,900	174,588
Cia de Saneamento Basico do Estado de Sao Paulo	18,000	164,687
Engie Brasil Energia SA	15,400	169,709
Klabin SA, UTS	2,700	15,641
Kroton Educacional SA	7,400	41,034
Localiza Rent a Car SA	9,310	163,785
Lojas Renner SA	3,800	39,960
Odontoprev SA	35,000	167,976
Petroleo Brasileiro SA*	15,300	81,334
Qualicorp SA	1,200	12,832
TIM Participacoes SA	52,500	194,349
Vale SA	14,800	145,996

		1,581,176

Chile 0.9%
Cencosud SA	20,357	60,935
Enel Generacion Chile SA	228,727	199,412

		260,347

China 28.5%
Agricultural Bank of China Ltd. (Class H Stock)	498,000	234,555
Alibaba Group Holding Ltd., ADR*	5,100	942,939
Anhui Conch Cement Co. Ltd. (Class H Stock)	6,500	27,844
ANTA Sports Products Ltd.	30,000	134,186
Autohome, Inc., ADR*	3,100	178,281
Baidu, Inc., ADR*	1,200	292,728
Bank of China Ltd. (Class H Stock)	600,000	299,858
Bank of Communications Co. Ltd. (Class H Stock)	87,000	65,679
China Cinda Asset Management Co. Ltd. (Class H Stock)	44,000	17,098
China CITIC Bank Corp. Ltd. (Class H Stock)	45,000	28,996
China Construction Bank Corp. (Class H Stock)	630,000	563,041
China Everbright International Ltd.	13,000	18,341
China Huarong Asset Management Co. Ltd. (Class H Stock), 144A	294,000	138,299
China Medical System Holdings Ltd.	42,000	77,663
China Merchants Bank Co. Ltd. (Class H Stock)	19,500	74,464
China Mobile Ltd.	16,500	165,963
China Shenhua Energy Co. Ltd. (Class H Stock)	18,000	43,061
China Telecom Corp. Ltd. (Class H Stock)	396,000	198,593
China Vanke Co. Ltd. (Class H Stock)	62,900	223,907

See Notes to Financial Statements.

Prudential QMA Emerging Markets Equity Fund	13

Schedule of Investments (continued)

as of October 31, 2017

Description	Shares	Value
COMMON STOCKS (Continued)

China (cont’d.)
CITIC Ltd.	30,000	$43,948
Country Garden Holdings Co. Ltd.	42,000	66,579
CSPC Pharmaceutical Group Ltd.	20,000	34,795
Geely Automobile Holdings Ltd.	88,000	272,877
Guangzhou Automobile Group Co. Ltd. (Class H Stock)	96,000	238,735
Haitian International Holdings Ltd.	63,000	188,658
Hengan International Group Co. Ltd.	11,500	113,406
Industrial & Commercial Bank of China Ltd. (Class H Stock)	612,000	486,947
JD.com, Inc., ADR*	4,100	153,832
Longfor Properties Co. Ltd.	65,000	151,835
People’s Insurance Co. Group of China Ltd. (The) (Class H Stock)	36,000	17,134
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	28,000	246,062
Shandong Weigao Group Medical Polymer Co. Ltd. (Class H Stock)	64,000	45,964
Shanghai Industrial Holdings Ltd.	57,000	175,102
Shanghai Pharmaceuticals Holding Co. Ltd. (Class H Stock)	35,400	91,510
Sihuan Pharmaceutical Holdings Group Ltd.	19,000	6,874
Sino-Ocean Group Holding Ltd.	271,000	176,976
Sinopec Shanghai Petrochemical Co. Ltd. (Class H Stock)	168,000	100,208
Sinopharm Group Co. Ltd. (Class H Stock)	6,400	28,656
Sunny Optical Technology Group Co. Ltd.	4,000	58,670
Tencent Holdings Ltd.	29,400	1,321,386
Weibo Corp., ADR*	200	18,530
Weichai Power Co. Ltd. (Class H Stock)	90,000	112,070
YY, Inc., ADR*	2,500	225,975

		8,102,225

Colombia 0.1%
Grupo de Inversiones Suramericana SA	1,190	15,108

Greece 0.6%
FF Group*	8,228	172,384

Hong Kong 0.7%
Haier Electronics Group Co. Ltd.*	67,000	176,663
Sun Art Retail Group Ltd.	12,500	12,635

		189,298

Hungary 1.3%
MOL Hungarian Oil & Gas PLC	16,744	200,521
OTP Bank PLC	1,187	47,855
Richter Gedeon Nyrt	5,009	124,596

		372,972

See Notes to Financial Statements.

14

Description	Shares	Value
COMMON STOCKS (Continued)

India 7.5%
Bajaj Finance Ltd.	5,879	$163,506
Bharti Infratel Ltd.	10,767	73,606
Grasim Industries Ltd.	1,777	33,696
HCL Technologies Ltd.	14,977	197,926
Hero MotoCorp Ltd.	257	15,295
Hindustan Petroleum Corp. Ltd.	29,692	205,099
Hindustan Unilever Ltd.	3,394	64,863
Housing Development Finance Corp. Ltd.	2,094	55,225
Indian Oil Corp. Ltd.	30,537	196,072
Infosys Ltd., ADR	9,200	136,620
JSW Steel Ltd.	39,829	159,137
Mahindra & Mahindra Ltd., GDR	5,179	107,982
Reliance Industries Ltd., GDR, 144A	5,056	145,107
Tata Steel Ltd., GDR	6,675	71,089
Tech Mahindra Ltd.	2,494	18,556
Titan Co. Ltd.	19,587	192,132
Vedanta Ltd., ADR	5,300	109,180
Wipro Ltd., ADR(a)	34,000	182,240

		2,127,331

Indonesia 1.3%
AKR Corporindo Tbk PT	223,200	122,634
Bank Rakyat Indonesia Persero Tbk PT	40,800	46,941
Gudang Garam Tbk PT	2,600	13,418
Indofood Sukses Makmur Tbk PT	22,500	13,603
Jasa Marga Persero Tbk PT	391,300	187,541

		384,137

Malaysia 1.4%
AirAsia Bhd	134,700	106,296
Genting Bhd	82,500	176,351
HAP Seng Consolidated Bhd	2,900	6,359
Hong Leong Bank Bhd	3,500	13,177
Petronas Chemicals Group Bhd	12,200	21,238
PPB Group Bhd	2,600	10,310
Tenaga Nasional Bhd	17,200	60,942

		394,673

Mexico 2.6%
America Movil SAB de CV (Class L Stock)	93,800	80,875
Coca-Cola Femsa SAB de CV (Class L Stock)	2,700	18,252
Gruma SAB de CV (Class B Stock)	9,385	123,179

See Notes to Financial Statements.

Prudential QMA Emerging Markets Equity Fund	15

Schedule of Investments (continued)

as of October 31, 2017

Description	Shares	Value
COMMON STOCKS (Continued)

Mexico (cont’d.)
Grupo Aeroportuario del Pacifico SAB de CV (Class B Stock)	4,400	$41,836
Grupo Financiero Banorte SAB de CV (Class O Stock)	18,800	111,397
Grupo Financiero Santander Mexico SAB de CV (Class B Stock)	91,800	154,279
Wal-Mart de Mexico SAB de CV	97,600	218,498

		748,316

Philippines 1.1%
DMCI Holdings, Inc.	524,000	155,642
Globe Telecom, Inc.	3,655	144,651
SM Investments Corp.	1,300	24,076

		324,369

Poland 0.8%
Cyfrowy Polsat SA	1,658	11,548
Polski Koncern Naftowy ORLEN SA	6,051	214,021

		225,569

Qatar 0.6%
Ooredoo QPSC	7,106	167,358

Romania 0.1%
NEPI Rockcastle PLC	1,758	24,473

Russia 3.1%
Alrosa PJSC	24,300	31,233
Gazprom PJSC	65,870	141,730
Inter RAO UES PJSC	489,000	29,916
LUKOIL PJSC	2,489	132,000
Magnit PJSC, GDR	974	27,564
MMC Norilsk Nickel PJSC	491	88,873
Mobile TeleSystems PJSC, ADR	4,200	44,562
Novatek PJSC, GDR	244	27,840
Novolipetsk Steel PJSC	6,260	14,258
PhosAgro PJSC, GDR	489	6,724
Rosneft Oil Co. PJSC	2,040	11,122
Rostelecom PJSC	9,990	11,663
Sberbank of Russia PJSC, ADR	15,073	216,298
Severstal PJSC	3,350	51,441
Surgutneftegas OJSC, ADR	2,756	13,769
Tatneft PJSC	3,820	28,574

		877,567

See Notes to Financial Statements.

16

Description	Shares	Value
COMMON STOCKS (Continued)

South Africa 5.1%
Aspen Pharmacare Holdings Ltd.	2,082	$47,042
Bid Corp. Ltd.	1,674	36,811
Gold Fields Ltd.	9,446	37,601
Growthpoint Properties Ltd., REIT	56,815	98,552
Massmart Holdings Ltd.	11,999	90,968
Mondi Ltd.	2,066	49,558
Naspers Ltd. (Class N Stock)	2,385	581,064
Rand Merchant Investment Holdings Ltd.	3,552	9,931
Sappi Ltd.	22,779	152,540
Shoprite Holdings Ltd.	12,330	176,517
Standard Bank Group Ltd.	6,970	80,938
Steinhoff International Holdings NV	14,699	63,810
Telkom SA SOC Ltd.	1,333	4,993
Tiger Brands Ltd.	880	24,034

		1,454,359

South Korea 15.5%
Cheil Worldwide, Inc.	3,894	72,336
Dongbu Insurance Co. Ltd.	276	17,376
Hana Financial Group, Inc.	5,885	251,871
Hanwha Chemical Corp.	1,320	35,957
Hanwha Corp.	238	9,497
Hyundai Marine & Fire Insurance Co. Ltd.	4,228	171,305
Hyundai Steel Co.	469	24,104
Industrial Bank of Korea	5,191	71,123
KB Financial Group, Inc.	5,108	267,068
KT Corp.	40	1,050
KT&G Corp.	2,373	224,713
LG Chem Ltd.	387	139,536
LG Corp.	503	38,676
LG Display Co. Ltd.	1,453	38,011
LG Uplus Corp.	13,661	156,865
Lotte Chemical Corp.	83	27,415
POSCO	920	268,167
Samsung Electronics Co. Ltd.	618	1,523,436
Shinhan Financial Group Co. Ltd.	5,496	246,870
SK Hynix, Inc.	6,158	454,046
SK Telecom Co. Ltd.	803	189,572
Woori Bank	13,239	193,742

		4,422,736

See Notes to Financial Statements.

Prudential QMA Emerging Markets Equity Fund	17

Schedule of Investments (continued)

as of October 31, 2017

Description	Shares	Value
COMMON STOCKS (Continued)

Taiwan 11.4%
AU Optronics Corp.	442,000	$181,117
Catcher Technology Co. Ltd.	3,000	31,929
Cathay Financial Holding Co. Ltd.	148,000	244,558
Chailease Holding Co. Ltd.	40,000	103,182
CTBC Financial Holding Co. Ltd.	89,000	56,983
First Financial Holding Co. Ltd.	48,000	30,967
Formosa Plastics Corp.	21,000	64,018
Fubon Financial Holding Co. Ltd.	139,000	221,526
Hon Hai Precision Industry Co. Ltd.	61,000	226,734
Innolux Corp.	418,000	183,212
Nanya Technology Corp.	80,000	217,482
Pegatron Corp.	52,000	134,745
Powertech Technology, Inc.	3,000	9,395
Shin Kong Financial Holding Co. Ltd.	175,000	55,995
Synnex Technology International Corp.	149,000	188,876
Taiwan Cooperative Financial Holding Co. Ltd.	41,200	22,275
Taiwan Semiconductor Manufacturing Co. Ltd.	111,000	897,358
Uni-President Enterprises Corp.	91,000	190,136
Yuanta Financial Holding Co. Ltd.	444,000	197,463

		3,257,951

Thailand 3.1%
Airports of Thailand PCL	92,900	166,551
Bumrungrad Hospital PCL	1,600	10,598
Charoen Pokphand Foods PCL	215,200	168,358
Kasikornbank PCL	8,900	61,089
PTT Global Chemical PCL	10,500	25,292
PTT PCL	17,200	217,610
Siam Cement PCL (The)	2,600	38,186
Thai Oil PCL	67,400	207,003

		894,687

Turkey 2.1%
Akbank TAS	12,781	33,811
Eregli Demir ve Celik Fabrikalari TAS	6,774	15,920
Ford Otomotiv Sanayi A/S	12,821	181,131
Haci Omer Sabanci Holding A/S	5,028	13,996
KOC Holding A/S	3,179	14,235
Turkiye Garanti Bankasi A/S	63,342	174,514
Turkiye Is Bankasi (Class C Stock)	83,081	156,805

		590,412

See Notes to Financial Statements.

18

Description	Shares	Value
COMMON STOCKS (Continued)

United Arab Emirates 0.7%
Aldar Properties PJSC	16,510	$10,711
DAMAC Properties Dubai Co. PJSC	9,749	10,460
Dubai Islamic Bank PJSC	109,029	181,700

		202,871

United States 0.8%
Yum China Holdings, Inc.*	6,000	242,100

TOTAL COMMON STOCKS (cost $22,380,587)		27,032,419

EXCHANGE TRADED FUND 2.4%

United States
iShares MSCI Emerging Markets ETF(a) (cost $596,974)	14,538	672,818

PREFERRED STOCKS 2.6%

Brazil 1.8%
Banco Bradesco SA (PRFC)	2,000	21,251
Cia Paranaense de Energia (PRFC B)	600	4,613
Itau Unibanco Holding SA (PRFC)	17,300	223,224
Itausa - Investimentos Itau SA (PRFC)	36,400	117,391
Vale SA (PRFC)	17,500	160,326

		526,805

Russia 0.1%
Transneft PJSC (PRFC)	11	34,796

South Korea 0.7%
Samsung Electronics Co. Ltd. (PRFC)	96	192,273

TOTAL PREFERRED STOCKS (cost $645,573)		753,874

	Units
RIGHTS* 0.0%

Hong Kong 0.0%
China Literature Ltd., expiring 11/01/17^	23	—

See Notes to Financial Statements.

Prudential QMA Emerging Markets Equity Fund	19

Schedule of Investments (continued)

as of October 31, 2017

Description	Units	Value
RIGHTS* (Continued)

Taiwan 0.0%
CTBC Financial Holding Co., Ltd., expiring 12/17/17	1,219	$—

TOTAL RIGHTS (cost $—)		—

TOTAL LONG-TERM INVESTMENTS (cost $23,623,134)		28,459,111

	Shares
SHORT-TERM INVESTMENTS 1.8%

AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	18,470	18,470
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $481,949; includes $481,411 of cash collateral for securities on loan)(b)(w)	481,900	481,949

TOTAL SHORT-TERM INVESTMENTS (cost $500,419)		500,419

TOTAL INVESTMENTS 101.7% (cost $24,123,553)		28,959,530
Liabilities in excess of other assets (1.7)%		(489,644)

NET ASSETS 100.0%		$28,469,886

The following abbreviations are used in the annual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR—American Depositary Receipt

ETF—Exchange Traded Fund

GDR—Global Depositary Receipt

LIBOR—London Interbank Offered Rate

MSCI—Morgan Stanley Capital International

PRFC—Preference Shares

REIT(s)—Real Estate Investment Trust(s)

UTS—Unit Trust Security

*	Non-income producing security.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $0 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $477,080; cash collateral of $481,411 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

See Notes to Financial Statements.

20

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Brazil	$1,581,176	$—	$—
Chile	260,347	—	—
China	1,812,285	6,289,940	—
Colombia	15,108	—	—
Greece	—	172,384	—
Hong Kong	—	189,298	—
Hungary	—	372,972	—
India	752,218	1,375,113	—
Indonesia	—	384,137	—
Malaysia	—	394,673	—
Mexico	748,316	—	—
Philippines	—	324,369	—
Poland	—	225,569	—
Qatar	—	167,358	—
Romania	—	24,473	—
Russia	336,757	540,810	—
South Africa	—	1,454,359	—
South Korea	—	4,422,736	—
Taiwan	—	3,257,951	—
Thailand	—	894,687	—
Turkey	—	590,412	—
United Arab Emirates	—	202,871	—
United States	242,100	—	—
Exchange Traded Fund
United States	672,818	—	—

See Notes to Financial Statements.

Prudential QMA Emerging Markets Equity Fund	21

Schedule of Investments (continued)

as of October 31, 2017

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Preferred Stocks
Brazil	$526,805	$—	$—
Russia	—	34,796	—
South Korea	—	192,273	—
Rights
Hong Kong	—	—	—
Taiwan	—	—	—
Affiliated Mutual Funds	500,419	—	—

Total	$7,448,349	$21,511,181	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of October 31, 2017 were as follows (unaudited):

Banks	16.7%
Internet Software & Services	10.5
Oil, Gas & Consumable Fuels	6.7
Technology Hardware, Storage & Peripherals	6.6
Semiconductors & Semiconductor Equipment	5.5
Metals & Mining	4.1
Electronic Equipment, Instruments & Components	3.1
Wireless Telecommunication Services	2.9
Automobiles	2.9
Insurance	2.7
Exchange Traded Fund	2.4
Media	2.3
Real Estate Management & Development	2.3
Food & Staples Retailing	2.2
Diversified Telecommunication Services	2.2
IT Services	1.9
Food Products	1.9
Affiliated Mutual Funds (including 1.7% of collateral for securities on loan)	1.8
Industrial Conglomerates	1.6
Chemicals	1.5
Hotels, Restaurants & Leisure	1.5
Transportation Infrastructure	1.4
Independent Power & Renewable Electricity Producers	1.3
Diversified Financial Services	1.2
Capital Markets	1.2
Textiles, Apparel & Luxury Goods	1.1
Health Care Providers & Services	1.1%
Machinery	1.1
Pharmaceuticals	1.0
Household Durables	0.8
Tobacco	0.8
Paper & Forest Products	0.7
Beverages	0.6
Specialty Retail	0.6
Water Utilities	0.6
Road & Rail	0.6
Consumer Finance	0.6
Internet & Direct Marketing Retail	0.5
Trading Companies & Distributors	0.4
Personal Products	0.4
Airlines	0.4
Construction Materials	0.4
Equity Real Estate Investment Trusts (REITs)	0.3
Electric Utilities	0.3
Household Products	0.2
Thrifts & Mortgage Finance	0.2
Health Care Equipment & Supplies	0.2
Diversified Consumer Services	0.1
Multiline Retail	0.1
Commercial Services & Supplies	0.1
Containers & Packaging	0.1

101.7
Liabilities in excess of other assets	(1.7)

100.0%

See Notes to Financial Statements.

22

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity contracts risk. The effect of such derivative instruments on the Fund's financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of October 31, 2017 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity contracts	Unaffiliated Investments	$—	—	$—

The effects of derivative instruments on the Statement of Operations for the period ended October 31, 2017 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)
Equity contracts	$622

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(2)
Equity contracts	$—

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information

See Notes to Financial Statements.

Prudential QMA Emerging Markets Equity Fund	23

Schedule of Investments (continued)

as of October 31, 2017

about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instruments/transactions assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$477,080	$(477,080)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

24

Statement of Assets & Liabilities

as of October 31, 2017

Assets
Investments at value, including securities on loan of $477,080:
Unaffiliated investments (cost $23,623,134)	$28,459,111
Affiliated investments (cost $500,419)	500,419
Foreign currency, at value (cost $22,416)	22,107
Dividends and interest receivable	17,746
Receivable for Fund shares sold	16,445
Tax reclaim receivable	707
Prepaid expenses	835

Total assets	29,017,370

Liabilities
Payable to broker for collateral for securities on loan	481,411
Accrued expenses and other liabilities	31,252
Payable for Fund shares reacquired	15,439
Foreign capital gains tax liability	13,809
Management fee payable	5,504
Payable for investments purchased	35
Affiliated transfer agent fee payable	34

Total liabilities	547,484

Net Assets	$28,469,886

Net assets were comprised of:
Shares of beneficial interest, at par	$2,156
Paid-in capital in excess of par	21,875,965

21,878,121
Undistributed net investment income	298,463
Accumulated net realized gain on investment and foreign currency transactions	1,471,430
Net unrealized appreciation on investments and foreign currencies	4,821,872

Net assets, October 31, 2017	$28,469,886

Class Q
Net asset value, offering price and redemption price per share,
($28,469,886 ÷ 2,155,827 shares of beneficial interest issued and outstanding)	$13.21

See Notes to Financial Statements.

Prudential QMA Emerging Markets Equity Fund	25

Statement of Operations

Period* Ended October 31, 2017

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of foreign withholding taxes of $79,921)	$591,530
Income from securities lending, net (including affiliated income of $630)	1,748
Affiliated dividend income	2,125

Total income	595,403

Expenses
Management fee	165,817
Custodian and accounting fees	104,000
Audit fee	32,000
Legal fees and expenses	28,000
Shareholders’ reports	15,000
Trustees’ fees	11,000
Transfer agent’s fees and expenses (including affiliated expense of $210)	304
Miscellaneous	29,475

Total expenses	385,596
Less: Management fee waiver and/or expense reimbursement	(120,104)

Net expenses	265,492

Net investment income (loss)	329,911

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated $(35)) (net of foreign capital gains taxes $(1,175))	1,544,610
Foreign currency transactions	(31,981)

1,512,629

Net change in unrealized appreciation (depreciation) on:
Investments (net change in foreign capital gains taxes $(13,730))	4,822,247
Foreign currencies	(375)

4,821,872

Net gain (loss) on investment and foreign currency transactions	6,334,501

Net Increase (Decrease) In Net Assets Resulting From Operations	$6,664,412

*	Commencement of operations was November 29, 2016.

See Notes to Financial Statements.

26

Statement of Changes in Net Assets

November 29, 2016* through October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$329,911
Net realized gain (loss) on investment and foreign currency transactions	1,512,629
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	4,821,872

Net increase (decrease) in net assets resulting from operations	6,664,412

Dividends from net investment income
Class Q	(72,647)

Fund share transactions
Net proceeds from shares sold	22,189,446
Net asset value of shares issued in reinvestment of dividends and distributions	72,647
Cost of shares reacquired	(383,972)

Net increase (decrease) in net assets from Fund share transactions	21,878,121

Total increase (decrease)	28,469,886

Net Assets:
Beginning of period	—

End of period(a)	$28,469,886

(a) Includes undistributed net investment income of:	$298,463

*	Commencement of operations.

See Notes to Financial Statements.

Prudential QMA Emerging Markets Equity Fund	27

Notes to Financial Statements

Prudential Investment Portfolios 2 (the “PIP2”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. PIP2 consists of eleven separate series: Prudential Commodity Strategies Fund, Prudential Core Conservative Bond Fund, Prudential Core Short-Term Bond Fund, Prudential Core Ultra Short Bond Fund, Prudential Institutional Money Market Fund, Prudential Jennison Small-Cap Core Equity Fund, Prudential QMA Emerging Markets Equity Fund, Prudential QMA International Developed Markets Index Fund, Prudential QMA Mid-Cap Core Equity Fund, Prudential QMA US Broad Market Index Fund and Prudential TIPS Fund. These financial statements relate to the Prudential QMA Emerging Markets Equity Fund (the “Fund”), a diversified series of the PIP2. The Fund commenced operations on November 29, 2016.

The investment objective of the Fund is to seek to provide returns in excess of the Morgan Stanley Capital International Emerging Markets Index over full market cycles.

1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”) (formerly known as Prudential Investments LLC). Under the current valuation procedures, the Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

28

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Prudential QMA Emerging Markets Equity Fund	29

Notes to Financial Statements (continued)

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, forward currency contracts, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Master Netting Arrangements: PIP2, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

30

Warrants and Rights: The Fund may hold warrants and rights acquired either through a direct purchase, included as part of a private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Fund until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Concentration of Risk: Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Taxes: It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Prudential QMA Emerging Markets Equity Fund	31

Notes to Financial Statements (continued)

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

PIP2, on behalf of the Fund, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PGIM Investments has entered into a subadvisory agreement with Quantitative Management Associates LLC (“QMA”). The subadvisory agreement provides that QMA will furnish investment advisory services in connection with the management of the Fund. In connection therewith, QMA is obligated to keep certain books and records of the Fund. PGIM Investments pays for the services of QMA, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PGIM Investments is accrued daily and payable monthly at an annual rate of .75% of the Fund’s average daily net assets. The effective management fee rate, net of waivers and/or expense reimbursement was .21% for the period ended October 31, 2017.

Effective December 1, 2016, PGIM Investments has contractually agreed through February 28, 2019 to limit the net annual operating expenses (exclusive of distribution and service (12b-1) fees, taxes (such as income and foreign withholdings taxes, stamp duty and deferred tax expenses), interest, underlying funds, brokerage, extraordinary and certain other expenses such as dividend, broker charges and interest expense on short sales) of the Fund to 1.20% of the Fund’s average daily net assets. Expenses waived/reimbursed by the Manager in accordance with this agreement may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

32

PIP2, on behalf of the Funds, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class Q shares of the Fund. No distribution or service fees are paid to PIMS as distributor for Class Q shares of the Fund.

PGIM Investments, PIMS and QMA are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board. For the reporting period ended October 31, 2017 no such transactions were entered into by the Fund.

The Fund may invest its overnight sweep cash in the Prudential Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the Prudential Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. For the reporting period ended October 31, 2017, PGIM, Inc. was compensated $579 by PGIM Investments for managing the Fund’s securities lending cash collateral as subadviser to the Money Market Fund. Earnings from the Core Fund and Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the period ended October 31, 2017, were $45,378,432 and $23,363,145, respectively.

5. Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. In order to present undistributed net investment income, accumulated net realized gain on investment and foreign currency transactions and paid-in

Prudential QMA Emerging Markets Equity Fund	33

Notes to Financial Statements (continued)

capital in excess of par on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to undistributed net investment income and accumulated net realized gain on investment and foreign currency transactions. For the period ended October 31, 2017 the adjustments were to increase undistributed net investment income and decrease accumulated net realized gain on investment and foreign currency transactions by $41,199 due to differences in the treatment for book and tax purposes of certain transactions involving foreign securities and passive foreign investment companies. Net investment income, net realized gain (loss) on investments and foreign currency transactions and net assets were not affected by this change.

For the period ended October 31, 2017, the tax character of dividends paid by the fund was $72,647 of ordinary income.

As of October 31, 2017, the accumulated undistributed earnings on a tax basis was $1,808,944 of ordinary income.

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of October 31, 2017 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$24,176,709	$5,119,669	$(336,848)	$4,782,821

The differences between book basis and tax basis were primarily attributable to deferred losses on wash sales and other cost basis differences between financial and tax accounting.

Management has analyzed the Fund’s tax positions taken and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal excise tax returns for tax years for which the applicable statues of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. Capital

The Fund offers Class Q shares. Effective as of May 22, 2017, shares of the Fund are registered under the Securities Act of 1933, as amended.

PIP2 has authorized an unlimited number of shares of beneficial interest at $.001 par value per share.

34

As of October 31, 2017, Prudential through its affiliate entities, including affiliated funds, owned 2,154,600 Class Q shares of the Fund, which represents 93% of the Fund’s outstanding shares on behalf of multiple beneficial owners.

Transactions in shares of beneficial interest were as follows:

Class Q	Shares	Amount
Period* ended October 31, 2017:
Shares sold	2,178,550	$22,189,446
Shares issued in reinvestment of dividends and distributions	7,286	72,647
Shares reacquired	(30,009)	(383,972)

Net increase (decrease) in shares outstanding	2,155,827	$21,878,121

*	Commencement of operations was November 29, 2016.

7. Borrowings

PIP2, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 5, 2017 through October 4, 2018. The Funds pay an annualized commitment fee of .15% of the unused portion of the SCA. Each Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. Prior to October 5, 2017, the Funds had another SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee of .15% of the unused portion of the SCA. The interest on borrowings under the SCAs is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

Other affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended October 31, 2017.

Prudential QMA Emerging Markets Equity Fund	35

Financial Highlights

Class Q Shares
	November 29, 2016(a) through October 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.16
Net realized and unrealized gain (loss) on investments	3.09
Total from investment operations	3.25
Less Dividends:
Dividends from net investment income	(.04)
Net asset value, end of period	$13.21
Total Return(c):	32.58%

Ratios/Supplemental Data:
Net assets, end of period (000)	$28,470
Average net assets (000)	$24,017
Ratios to average net assets(d):
Expense after waivers and/or expense reimbursement	1.20%	(e)
Expense before waivers and/or expense reimbursement	1.74%	(e)
Net investment income (loss)	1.49%	(e)
Portfolio turnover rate	102%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

36

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders

Prudential Investment Portfolios 2:

We have audited the accompanying statement of assets and liabilities of Prudential QMA Emerging Markets Equity Fund (the “Fund”), a series of Prudential Investment Portfolios 2, including the portfolio of investments, as of October 31, 2017, and the related statements of operations, changes in net assets, and the financial highlights for the period from November 29, 2016 (commencement of operations) through October 31, 2017. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2017, by correspondence with the custodian, transfer agent and brokers or by other appropriate auditing procedures when replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of October 31, 2017, and the results of its operations, the changes in its net assets, and the financial highlights for the period described in the first paragraph, in conformity with U.S. generally accepted accounting principles.

New York, New York

December 15, 2017

Prudential QMA Emerging Markets Equity Fund	37

Federal Income Tax Information (unaudited)

For the period ended October 31, 2017, the Fund reports the maximum amount allowable, but not less than 20.53% of the ordinary income dividends paid during the period as qualified dividend income in accordance with Section 854 of the Internal Revenue Code.

For the period ended October 31, 2017, the Fund made an election to pass through the maximum amount of the portion of the ordinary income dividends paid derived from foreign source income as well as any foreign taxes paid by the Fund in accordance with Section 853 of the Internal Revenue Code of the following amounts: $79,730 foreign tax credit from recognized foreign source income of $698,503.

In January 2018, you will be advised on IRS Form 1099-DIV or substitute 1099-DIV as to the federal tax status of the dividends received by you in calendar year 2017.

38

INFORMATION ABOUT BOARD MEMBERS AND OFFICERS

(Unaudited)

Information about Board Members and Officers of the Fund is set forth below. Board Members who are not deemed to be “interested persons” of the Fund, as defined in the 1940 Act, are referred to as “Independent Board Members.” Board Members who are deemed to be “interested persons” of the Fund are referred to as “Interested Board Members.” The Board Members are responsible for the overall supervision of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Board in turn elects the Officers, who are responsible for administering the day-to-day operations of the Fund.

Independent Board Members(1)

Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years
Ellen S. Alberding (59) Board Member Portfolios Overseen: 89	President and Board Member, The Joyce Foundation (charitable foundation) (since 2002); Vice Chair, City Colleges of Chicago (community college system) (since 2011); Trustee, Skills for America’s Future (national initiative to connect employers to community colleges) (since 2011); Trustee, National Park Foundation (charitable foundation for national park system) (since 2009); Trustee, Economic Club of Chicago (since 2009).	None.
Kevin J. Bannon (65) Board Member Portfolios Overseen: 89	Retired; Managing Director (April 2008-May 2015) and Chief Investment Officer (October 2008-November 2013) of Highmount Capital LLC (registered investment adviser); formerly Executive Vice President and Chief Investment Officer (April 1993-August 2007) of Bank of New York Company; President (May 2003-May 2007) of BNY Hamilton Family of Mutual Funds.	Director of Urstadt Biddle Properties (equity real estate investment trust) (since September 2008).
Linda W. Bynoe (65) Board Member Portfolios Overseen: 89	President and Chief Executive Officer (since March 1995) and formerly Chief Operating Officer (December 1989-February 1995) of Telemat Ltd. (management consulting); formerly Vice President (January 1985-June 1989) at Morgan Stanley & Co. (broker-dealer).	Director of Simon Property Group, Inc. (retail real estate) (May 2003-May 2012); Director of Anixter International, Inc. (communication products distributor) (since January 2006); Director of Northern Trust Corporation (financial services) (since April 2006); Trustee of Equity Residential (residential real estate) (since December 2009).

Prudential QMA Emerging Markets Equity Fund

Independent Board Members(1)

Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years
Barry H. Evans (57)± Board Member Portfolios Overseen: 89	Retired; Formerly President (2005-2016), Global Chief Operating Officer (2014-2016), Chief Investment Officer-Global Head of Fixed Income (1998-2014), and various portfolio manager roles (1986-2006), Manulife Asset Management U.S.	Director, Manulife Trust Company (2011-present); Director, Manulife Asset Management Limited (2015-present); Formerly Chairman of the Board of Directors of Manulife Asset Management U.S. (2005-2016); Formerly Chairman of the Board, Declaration Investment Management and Research (2008-2016).
Keith F. Hartstein (61) Board Member & Independent Chair Portfolios Overseen: 89	Retired; Member (since November 2014) of the Governing Council of the Independent Directors Council (organization of independent mutual fund directors); formerly President and Chief Executive Officer (2005-2012), Senior Vice President (2004-2005), Senior Vice President of Sales and Marketing (1997-2004), and various executive management positions (1990-1997), John Hancock Funds, LLC (asset management); Chairman, Investment Company Institute’s Sales Force Marketing Committee (2003-2008).	None.
Laurie Simon Hodrick (55)± Board Member Portfolios Overseen: 89	A. Barton Hepburn Professor of Economics in the Faculty of Business, Columbia Business School (since 1996); Visiting Professor of Law and Rock Center for Corporate Governance Fellow, Stanford Law School (since 2015); Visiting Fellow, Hoover Institution, Stanford University (since 2015); Sole Member, ReidCourt LLC (since 2008) (a consulting firm); Formerly Managing Director, Global Head of Alternative Investment Strategies, Deutsche Bank (2006-2008); Formerly Director/Trustee, Merrill Lynch Investment Managers Funds (1999-2006).	Independent Director, Corporate Capital Trust (since April 2017) (a business development company).
Michael S. Hyland, CFA (72) Board Member Portfolios Overseen: 89	Retired (since February 2005); formerly Senior Managing Director (July 2001-February 2005) of Bear Stearns & Co, Inc.; Global Partner, INVESCO (1999-2001); Managing Director and President of Salomon Brothers Asset Management (1989-1999).	None.

Visit our website at pgiminvestments.com

Independent Board Members(1)

Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years
Richard A. Redeker (74) Board Member & Independent Vice Chair9 Portfolios Overseen: 87	Retired Mutual Fund Senior Executive (47 years); Management Consultant; Director, Mutual Fund Directors Forum (since 2014); Independent Directors Council (organization of independent mutual fund directors)-Executive Committee, Chair of Policy Steering Committee, Governing Council.	None.
Stephen G. Stoneburn (74) Board Member Portfolios Overseen: 89	Chairman (since July 2011), President and Chief Executive Officer (since June 1996) of Frontline Medical Communications (publishing company); formerly President (June 1995-June 1996) of Argus Integrated Media, Inc.; Senior Vice President and Managing Director (January 1993-1995) of Cowles Business Media; Senior Vice President of Fairchild Publications, Inc. (1975-1989).	None.

± Mr. Evans and Ms. Hodrick joined the Board effective as of September 1, 2017.

Interested Board Members(1)

Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years
Stuart S. Parker (55) Board Member & President Portfolios Overseen: 89	President of PGIM Investments LLC (formerly known as Prudential Investments LLC) (since January 2012); Executive Vice President of Prudential Investment Management Services LLC (since December 2012); Executive Vice President of Jennison Associates LLC and Head of Retail Distribution of PGIM Investments LLC (June 2005-December 2011).	None.

Prudential QMA Emerging Markets Equity Fund

Interested Board Members(1)

Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years
Scott E. Benjamin (44) Board Member & Vice President Portfolios Overseen: 89	Executive Vice President (since June 2009) of PGIM Investments LLC; Executive Vice President (June 2009-June 2012) and Vice President (since June 2012) of Prudential Investment Management Services LLC; Executive Vice President (since September 2009) of AST Investment Services, Inc.; Senior Vice President of Product Development and Marketing, PGIM Investments (since February 2006); Vice President of Product Development and Product Management, Prudential Investments (2003-2006).	None.
Grace C. Torres* (58) Board Member Portfolios Overseen: 88	Retired; formerly Treasurer and Principal Financial and Accounting Officer of the Prudential Funds, Target Funds, Advanced Series Trust, Prudential Variable Contract Accounts and The Prudential Series Fund (1998-June 2014); Assistant Treasurer (March 1999-June 2014) and Senior Vice President (September 1999-June 2014) of PGIM Investments LLC; Assistant Treasurer (May 2003-June 2014) and Vice President (June 2005-June 2014) of AST Investment Services, Inc.; Senior Vice President and Assistant Treasurer (May 2003-June 2014) of Prudential Annuities Advisory Services, Inc.	Director (since July 2015) of Sun Bancorp, Inc. N.A. and Sun National Bank

* Note: Prior to her retirement in 2014, Ms. Torres was employed by PGIM Investments LLC. Due to her prior employment, she is considered to be an “interested person” under the 1940 Act. Ms. Torres is a Non-Management Interested Board Member.

(1) The year that each Board Member joined the Fund’s Board is as follows:

Ellen S. Alberding, 2013; Kevin J. Bannon, 2008; Linda W. Bynoe, 2005; Barry H. Evans, 2017; Keith F. Hartstein, 2013; Laurie Simon Hodrick, 2017; Michael S. Hyland, 2008; Richard A. Redeker, 2003; Stephen G. Stoneburn, 1999; Grace C. Torres, 2014; Stuart S. Parker, Board Member and President since 2012; Scott E. Benjamin, Board Member since 2010 and Vice President since 2009.

Visit our website at pgiminvestments.com

Fund Officers(a)

Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer
Raymond A. O’Hara (62) Chief Legal Officer	Vice President and Corporate Counsel (since July 2010) of Prudential Insurance Company of America (Prudential); Vice President (March 2011-Present) of Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey; Vice President and Corporate Counsel (March 2011-Present) of Prudential Annuities Life Assurance Corporation; Chief Legal Officer of PGIM Investments LLC (since June 2012); Chief Legal Officer of Prudential Mutual Fund Services LLC (since June 2012) and Corporate Counsel of AST Investment Services, Inc. (since June 2012); formerly Assistant Vice President and Corporate Counsel (September 2008-July 2010) of The Hartford Financial Services Group, Inc.; formerly Associate (September 1980-December 1987) and Partner (January 1988-August 2008) of Blazzard & Hasenauer, P.C. (formerly, Blazzard, Grodd & Hasenauer, P.C.).	Since 2012
Chad A. Earnst (42) Chief Compliance Officer	Chief Compliance Officer (September 2014-Present) of PGIM Investments LLC; Chief Compliance Officer (September 2014-Present) of the Prudential Funds, Target Funds, Advanced Series Trust, The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc., Prudential Global Short Duration High Yield Income Fund, Inc., Prudential Short Duration High Yield Fund, Inc. and Prudential Jennison MLP Income Fund, Inc.; formerly Assistant Director (March 2010-August 2014) of the Asset Management Unit, Division of Enforcement, US Securities & Exchange Commission; Assistant Regional Director (January 2010-August 2014), Branch Chief (June 2006-December 2009) and Senior Counsel (April 2003-May 2006) of the Miami Regional Office, Division of Enforcement, US Securities & Exchange Commission.	Since 2014
Deborah A. Docs (59) Secretary	Vice President and Corporate Counsel (since January 2001) of Prudential; Vice President (since December 1996) and Assistant Secretary (since March 1999) of PGIM Investments LLC; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.	Since 2004
Jonathan D. Shain (59) Assistant Secretary	Vice President and Corporate Counsel (since August 1998) of Prudential; Vice President and Assistant Secretary (since May 2001) of PGIM Investments LLC; Vice President and Assistant Secretary (since February 2001) of Prudential Mutual Fund Services LLC; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.	Since 2005
Claudia DiGiacomo (43) Assistant Secretary	Vice President and Corporate Counsel (since January 2005) of Prudential; Vice President and Assistant Secretary of PGIM Investments LLC (since December 2005); Associate at Sidley Austin Brown & Wood LLP (1999-2004).	Since 2005

Prudential QMA Emerging Markets Equity Fund

Fund Officers(a)

Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer
Andrew R. French (54) Assistant Secretary	Vice President and Corporate Counsel (since February 2010) of Prudential; formerly Director and Corporate Counsel (2006-2010) of Prudential; Vice President and Assistant Secretary (since January 2007) of PGIM Investments LLC; Vice President and Assistant Secretary (since January 2007) of Prudential Mutual Fund Services LLC.	Since 2006
Charles H. Smith (44) Anti-Money Laundering Compliance Officer	Vice President, Corporate Compliance, Anti-Money Laundering Unit (since January 2015) of Prudential; committee member of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (since January 2016); formerly Global Head of Economic Sanctions Compliance at AIG Property Casualty (February 2007-December 2014); Assistant Attorney General at the New York State Attorney General’s Office, Division of Public Advocacy. (August 1998-January 2007).	Since 2016
M. Sadiq Peshimam (53) Treasurer and Principal Financial and Accounting Officer	Vice President (since 2005) of PGIM Investments LLC; formerly Assistant Treasurer of funds in the Prudential Mutual Fund Complex (2006-2014).	Since 2006
Peter Parrella (59) Assistant Treasurer	Vice President (since 2007) and Director (2004-2007) within Prudential Mutual Fund Administration; formerly Tax Manager at SSB Citi Fund Management LLC (1997-2004).	Since 2007
Lana Lomuti (50) Assistant Treasurer	Vice President (since 2007) and Director (2005-2007), within Prudential Mutual Fund Administration; formerly Assistant Treasurer (December 2007-February 2014) of The Greater China Fund, Inc.	Since 2014
Linda McMullin (56) Assistant Treasurer	Vice President (since 2011) and Director (2008-2011) within Prudential Mutual Fund Administration.	Since 2014
Kelly A. Coyne (49) Assistant Treasurer	Director, Investment Operations of Prudential Mutual Fund Services LLC (since 2010).	Since 2015

(a) Excludes Mr. Parker and Mr. Benjamin, interested Board Members who also serve as President and Vice President, respectively.

Explanatory Notes to Tables:

∎	Board Members are deemed to be “Interested,” as defined in the 1940 Act, by reason of their affiliation with PGIM Investments LLC and/or an affiliate of PGIM Investments LLC.
∎	Unless otherwise noted, the address of all Board Members and Officers is c/o PGIM Investments LLC, 655 Broad Street, Newark, New Jersey 07102-4410.
∎

There is no set term of office for Board Members or Officers. The Board Members have adopted a retirement policy, which calls for the retirement of Board Members on December 31 of the year in which they reach the age of 75.

∎

“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the 1934 Act (that is, “public companies”) or other investment companies registered under the 1940 Act.

∎

“Portfolios Overseen” includes all investment companies managed by PGIM Investments LLC. The investment companies for which PGIM Investments LLC serves as manager include the Prudential Mutual Funds, The Prudential Variable Contract Accounts, Target Mutual Funds, Prudential Short Duration High Yield Fund, Inc., Prudential Global Short Duration High Yield Fund, Inc., The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc. and the Advanced Series Trust.

Visit our website at pgiminvestments.com

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.pgiminvestments.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available on the Fund’s website and on the Securities and Exchange Commission’s website at the end of August.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contains this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential QMA Emerging Markets Equity Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL QMA EMERGING MARKETS EQUITY FUND

SHARE CLASS	Q
NASDAQ	PQEMX
CUSIP	74440E706

     PRUDENTIAL QMA INTERNATIONAL DEVELOPED MARKETS INDEX FUND

ANNUAL REPORT

OCTOBER 31, 2017

Objective: To provide investment results that approximate the performance of the Russell Developed Ex-North America Large Cap Index.

Highlights

•	The Fund closely tracked the performance of the Russell Developed Ex North America Large-Cap Index (the Index) over the year to date, ended October 31, 2017.

•	The Fund holds almost all stocks included in the Index in approximately the same proportions.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company and member SIPC. QMA is the primary business name of Quantitative Management Associates LLC, a wholly owned subsidiary of PGIM, Inc. (PGIM), a Prudential Financial company. © 2017 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2	Visit our website at pgiminvestments.com

PRUDENTIAL FUNDS — UPDATE

The Board of Directors/Trustees for the Fund has approved renaming the Fund’s Class Q shares as Class R6 shares, effective on or about June 15, 2018. The renaming of Class Q shares as Class R6 shares will not result in any changes to pricing, eligibility, or shareholder rights and obligations. The renamed Class R6 shares will not be exchangeable with Class R6 shares of the Prudential Day One Funds or the Prudential 60/40 Allocation Fund.

LR993

Prudential QMA International Developed Markets Index Fund	3

Your Fund’s Performance (unaudited)

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted.

Total Returns as of 10/31/17
Since Inception* (%)
Class Q	25.61 (11/17/16)
Russell Developed Ex-North America Large Cap Index	26.93
Lipper International Large-Cap Core Funds Average**	24.88
Lipper International Multi-Cap Core Funds Average**	25.66

*Not annualized

**The Fund is compared to the Lipper International Large-Cap Core performance universe, although Lipper classifies the Fund in the Lipper International Multi-Cap Core Funds performance universe. The Lipper International Large-Cap Core performance universe is utilized because the Fund’s manager believes that the funds included in this universe provide a more appropriate basis for Fund performance comparisons.

4	Visit our website at pgiminvestments.com

Growth of a $10,000 Investment

The graph compares a $10,000 investment in the Fund’s Class Q shares with a similar investment in the Russell Developed Ex-North America Large Cap Index by portraying the initial account values at the commencement of operations of Class Q shares (November 17, 2016) and the account values at the end of the current fiscal year (October 31, 2017), as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) all recurring fees (including management fees) were deducted; and (b) all dividends and distributions were reinvested. The line graph provides information for Class Q shares only. Without waiver of fees and/or expense reimbursements, the returns would have been lower.

Past performance does not predict future performance. Total returns and the ending account values in the graph include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Source: PGIM Investments LLC and Lipper Inc.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns for the index and the Lipper Averages are measured from the closest month-end to the Fund’s inception date.

Prudential QMA International Developed Markets Index Fund	5

Your Fund’s Performance (unaudited)

Benchmark Definitions

Russell Developed Ex-North America Large Cap Index—The Russell Developed Ex-North America Large Cap Index measures the performance of the largest investable securities in developed countries globally, excluding companies assigned to the United States.

Lipper International Large-Cap Core Funds Average—The Lipper International Large-Cap Core Funds Average are funds that, by portfolio practice, invest at least 75% of their equity assets in companies strictly outside of the US with market capitalizations (on a three-year weighted basis) above Lipper’s international large-cap floor. International large-cap core funds typically have average characteristics compared to their large-cap-specific subset of the MSCI EAFE Index.

Lipper International Multi-Cap Core Funds Average—The Lipper International Multi-Cap Core Funds Average are funds that, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. International multi-cap core funds typically have average characteristics compared to the MSCI EAFE Index.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Averages reflect the deduction of operating expenses, but not sales charges or taxes.

Presentation of Fund Holdings

Five Largest Holdings expressed as a percentage of net assets as of 10/31/17 (%)
iShares MSCI EAFE ETF, Exchange Traded Funds	2.1
Nestle SA, Food Products	1.6
HSBC Holdings PLC, Banks	1.2
Novartis AG, Pharmaceuticals	1.2
Toyota Motor Corp., Automobiles	1.0

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 10/31/17 (%)
Banks	11.2
Pharmaceuticals	6.6
Insurance	5.0
Oil, Gas & Consumable Fuels	4.4
Chemicals	3.6

Industry weightings reflect only long-term investments and are subject to change.

6	Visit our website at pgiminvestments.com

Strategy and Performance Overview

How did the Fund perform?

The Prudential QMA International Developed Markets Index Fund’s Class Q shares returned 25.61% for the period since the Fund’s inception on November 17, 2016, through October 31, 2017. During the same period, the Russell Developed Ex North America Large-Cap Index (the Index) gained 26.93%.

What was the market environment?

•

Equity returns were strong in the 12-month period ended October 31, 2017, as global gross domestic product advanced at a healthy pace, long-term interest rates remained close to historical lows, and central banks tightened monetary policy prudently and gradually in light of subdued inflation.

•	In the US, solid economic fundamentals included stable and moderate economic expansion, robust employment, accelerating corporate profit growth, and accumulating cash on company balance sheets.

•	North Korean missile activity, ongoing investigations into Russia’s interference in the 2016 election, and turnover in key administration positions contributed to uncertainty.

•	Europe’s economic recovery proceeded, and emerging markets had their best performance since the aftermath of the financial crisis. Japan likewise showed healthier trends in economic activity.

•

Most sectors advanced, with information technology, financials, materials, and industrials posting the largest gains, while returns in telecommunications services and consumer staples were more modest.

•	Likewise, all regions were positive, with developed Europe and emerging markets leading the others.

How was the Fund managed?

•	The Fund closely tracked the performance of the Index over the year to date ended October 31, 2017.

•	The Fund holds almost all stocks included in the Index in approximately the same proportions.

Did the Fund use derivatives and how did they affect performance?

•

The Fund held several international stock index futures, including Topix Index Futures DJ Euro Stoxx Futures, FTSE 100 Futures and MSCI-EAFE Mini Futures. These derivatives were used to maintain exposure to equities and provide portfolio liquidity. Futures had minimal impact on performance over the year to date.

Prudential QMA International Developed Markets Index Fund	7

Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution, and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended October 31, 2017. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the

8	Visit our website at pgiminvestments.com

period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential QMA International Developed Markets Index Fund		Beginning Account Value May 1, 2017	Ending Account Value October 31, 2017	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class Q	Actual	$1,000.00	$1,106.70	0.30%	$1.59
	Hypothetical	$1,000.00	$1,023.69	0.30%	$1.53

*Fund expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended October 31, 2017, and divided by the 365 days in the Fund’s fiscal year ended October 31, 2017. Expenses presented in the table include the expenses of any underlying funds in which the Fund may invest.

Prudential QMA International Developed Markets Index Fund	9

Schedule of Investments

as of October 31, 2017

Description	Shares	Value
LONG-TERM INVESTMENTS 95.1%

COMMON STOCKS 92.4%

Australia 6.1%
Adelaide Brighton Ltd.	719	$3,423
AGL Energy Ltd.	1,179	22,827
Alumina Ltd.	4,633	8,314
Amcor Ltd.	2,126	25,802
AMP Ltd.	5,300	20,198
Ansell Ltd.	270	4,970
APA Group	2,010	13,191
Aristocrat Leisure Ltd.	1,154	20,862
ASX Ltd.	348	14,399
Aurizon Holdings Ltd.	3,543	14,061
AusNet Services	3,613	4,899
Australia & New Zealand Banking Group Ltd.	5,342	122,591
Bank of Queensland Ltd.	717	7,340
Bendigo & Adelaide Bank Ltd.	853	7,440
BHP Billiton Ltd.	5,854	120,527
BHP Billiton PLC	3,819	69,145
Boral Ltd.	2,023	11,101
Brambles Ltd.	2,875	20,847
Caltex Australia Ltd.	452	11,868
Challenger Ltd.	995	10,150
CIMIC Group Ltd.	185	6,863
Coca-Cola Amatil Ltd.	1,004	6,268
Cochlear Ltd.	102	13,740
Commonwealth Bank of Australia	3,150	187,379
Computershare Ltd.	868	10,377
Crown Resorts Ltd.	698	6,207
CSL Ltd.	827	88,044
Dexus, REIT	1,840	13,778
Domino’s Pizza Enterprises Ltd.	128	4,576
Flight Centre Travel Group Ltd.	89	3,191
Fortescue Metals Group Ltd.	2,894	10,290
Goodman Group, REIT	3,176	20,364
GPT Group (The), REIT	3,286	12,831
Harvey Norman Holdings Ltd.	910	2,636
Healthscope Ltd.	3,349	5,031
Iluka Resources Ltd.	800	5,765
Incitec Pivot Ltd.	2,936	8,612
Insurance Australia Group Ltd.	4,282	21,532
LendLease Group	1,000	12,418
Link Administration Holdings Ltd.	933	5,892
Macquarie Group Ltd.	557	42,020

See Notes to Financial Statements.

Prudential QMA International Developed Markets Index Fund	11

Schedule of Investments (continued)

as of October 31, 2017

Description	Shares	Value
COMMON STOCKS (Continued)

Australia (cont’d.)
Magellan Financial Group Ltd.	210	$3,905
Medibank Private Ltd.	5,012	11,797
Mirvac Group, REIT	6,412	11,852
National Australia Bank Ltd.	4,872	122,074
Newcrest Mining Ltd.	1,375	23,509
Orica Ltd.	654	10,475
Origin Energy Ltd.*	3,166	19,283
Platinum Asset Management Ltd.	508	2,839
Qantas Airways Ltd.	1,640	7,740
QBE Insurance Group Ltd.	2,479	20,327
Ramsay Health Care Ltd.	227	11,638
REA Group Ltd.	92	5,101
Reece Ltd.	188	6,378
Santos Ltd.*	3,162	10,926
Scentre Group, REIT	9,249	28,519
SEEK Ltd.	594	8,364
Sonic Healthcare Ltd.	742	12,393
South32 Ltd.	9,442	24,663
Star Entertainment Group Ltd. (The)	1,561	6,883
Stockland, REIT	4,331	15,011
Suncorp Group Ltd.	2,350	24,461
Sydney Airport	1,920	10,461
Tabcorp Holdings Ltd.	1,528	5,258
Tatts Group Ltd.	2,443	7,809
Telstra Corp. Ltd.	7,581	20,575
TPG Telecom Ltd.	570	2,359
Transurban Group	3,710	34,488
Treasury Wine Estates Ltd.	1,396	16,758
Vicinity Centres, REIT	5,999	12,194
Vocus Group Ltd.	945	2,087
Washington H Soul Pattinson & Co. Ltd.	193	2,469
Wesfarmers Ltd.	2,047	65,567
Westfield Corp., REIT	3,464	20,646
Westpac Banking Corp.	6,175	156,410
Woodside Petroleum Ltd.	1,318	31,069
Woolworths Ltd.	2,344	46,469

		1,844,526

Austria 0.3%
ams AG*	94	8,576
ANDRITZ AG	125	7,068
Erste Group Bank AG*	519	22,278
EVN AG	51	805

See Notes to Financial Statements.

12

Description	Shares	Value
COMMON STOCKS (Continued)

Austria (cont’d.)
IMMOFINANZ AG*	1,688	$4,266
Mayr Melnhof Karton AG	18	2,613
Oesterreichische Post AG	54	2,398
OMV AG	260	15,604
Raiffeisen Bank International AG*	239	8,312
Strabag SE	18	752
Telekom Austria AG*	216	2,022
UNIQA Insurance Group AG	231	2,367
Verbund AG	85	2,064
Vienna Insurance Group AG Wiener Versicherung Gruppe	69	2,020
voestalpine AG	198	10,886

		92,031

Belgium 1.1%
Ackermans & Van Haaren NV	42	7,193
Ageas	347	16,828
Anheuser-Busch InBev SA/NV	1,373	168,359
Bekaert SA	55	2,602
bpost SA	196	5,526
Cie d’Entreprises CFE	12	1,755
Colruyt SA	128	6,547
D’ieteren SA/NV	42	1,921
Elia System Operator SA/NV	51	2,958
Financiere de Tubize SA	34	2,389
Galapagos NV*	73	7,099
Groupe Bruxelles Lambert SA	131	14,070
KBC Ancora	56	3,339
KBC Group NV	498	41,368
Proximus SADP	249	8,268
Sofina SA	31	4,662
Solvay SA	126	18,718
Telenet Group Holding NV*	84	5,810
UCB SA	214	15,578
Umicore SA	336	15,016

		350,006

Chile 0.0%
Antofagasta PLC	639	8,098

China 0.3%
AAC Technologies Holdings, Inc.	1,200	22,005
BOC Hong Kong Holdings Ltd.	6,900	32,880

See Notes to Financial Statements.

Prudential QMA International Developed Markets Index Fund	13

Schedule of Investments (continued)

as of October 31, 2017

Description	Shares	Value
COMMON STOCKS (Continued)

China (cont’d.)
China Mengniu Dairy Co. Ltd.*	5,400	$14,964
FIH Mobile Ltd.	6,000	1,884
Guotai Junan International Holdings Ltd.	6,000	1,918
Minth Group Ltd.	500	2,701
Semiconductor Manufacturing International Corp.*	5,000	7,672
Shui On Land Ltd.	8,000	1,981
Tingyi Cayman Islands Holding Corp.	2,600	4,100
Uni-President China Holdings Ltd.	2,200	1,840
Want Want China Holdings Ltd.	10,000	8,187
Xinyi Solar Holdings Ltd.*	8,000	2,771
Yangzijiang Shipbuilding Holdings Ltd.	3,400	3,928

		106,831

Colombia 0.0%
Millicom International Cellular SA, SDR	182	11,639

Denmark 1.7%
AP Moller - Maersk A/S (Class A Stock)	8	14,828
AP Moller - Maersk A/S (Class B Stock)	12	23,004
Carlsberg A/S (Class B Stock)	188	21,477
Chr Hansen Holding A/S	161	14,089
Coloplast A/S (Class B Stock)	249	21,916
Danske Bank A/S	1,276	48,697
Dfds A/S	44	2,552
DSV A/S	333	25,750
FLSmidth & Co. A/S	86	5,895
Genmab A/S*	100	20,194
GN Store Nord A/S	245	8,108
H. Lundbeck A/S	112	6,658
ISS A/S	336	14,229
Jyske Bank A/S	117	6,611
Nets A/S, 144A*	232	5,922
Novo Nordisk A/S (Class B Stock)	3,221	160,370
Novozymes A/S (Class B Stock)	393	21,714
Orsted A/S, 144A	293	16,419
Pandora A/S	191	18,035
Rockwool International A/S (Class A Stock)	13	3,224
Rockwool International A/S (Class B Stock)	10	2,715
TDC A/S	1,380	8,159
Topdanmark A/S*	94	3,864
Tryg A/S	205	4,884
Vestas Wind Systems A/S	376	33,195

See Notes to Financial Statements.

14

Description	Shares	Value
COMMON STOCKS (Continued)

Denmark (cont’d.)
William Demant Holding A/S*	214	$6,176

		518,685

Finland 1.0%
Amer Sports OYJ*	223	5,549
Cargotec OYJ (Class B Stock)	76	4,487
Elisa OYJ	250	10,067
Fortum OYJ	784	16,640
Huhtamaki OYJ	182	7,752
Kesko OYJ (Class A Stock)	50	2,535
Kesko OYJ (Class B Stock)	127	6,486
Kone OYJ (Class B Stock)	688	37,237
Metso OYJ	189	6,864
Neste OYJ	222	12,359
Nokia OYJ	10,225	50,286
Nokian Renkaat OYJ	235	10,774
Orion OYJ (Class A Stock)	59	2,422
Orion OYJ (Class B Stock)	180	7,377
Outokumpu OYJ	590	5,577
Sampo OYJ (Class A Stock)	846	44,271
Stora Enso OYJ (Class R Stock)	1,083	16,925
UPM-Kymmene OYJ	951	28,561
Wartsila OYJ Abp	279	17,958

		294,127

France 9.0%
Accor SA	308	15,365
Aeroports de Paris	50	8,418
Air France-KLM*	263	4,118
Air Liquide SA	765	97,403
Airbus SE	996	102,205
ALD SA, 144A*	148	2,061
Alstom SA	267	10,802
Altarea SCA, REIT	7	1,577
Altran Technologies SA	287	5,308
Amundi SA, 144A	90	7,628
Arkema SA	135	17,055
Atos SE	164	25,472
AXA SA	3,471	104,784
BioMerieux	75	5,883
BNP Paribas SA	1,970	153,757
Bollore SA*	1,697	8,197

See Notes to Financial Statements.

Prudential QMA International Developed Markets Index Fund	15

Schedule of Investments (continued)

as of October 31, 2017

Description	Shares	Value
COMMON STOCKS (Continued)

France (cont’d.)
Bollore SA-New	8	$38
Bouygues SA	355	17,038
Bureau Veritas SA	486	13,014
Capgemini SE	279	33,894
Carrefour SA	993	19,985
Casino Guichard Perrachon SA	101	5,767
Christian Dior SE	26	8,924
Cie de Saint-Gobain	914	53,590
Cie Plastic Omnium SA	105	4,378
CNP Assurances	303	7,049
Credit Agricole SA	2,058	35,919
Criteo SA, ADR*	115	4,804
Danone SA	1,067	87,207
Dassault Aviation SA	4	6,237
Dassault Systemes SE	232	24,628
Edenred	444	12,800
Eiffage SA	130	13,579
Electricite de France SA	863	11,295
Elior Group SA, 144A	233	6,617
Engie SA	2,975	50,284
Essilor International SA	368	46,590
Euler Hermes Group	25	2,900
Eurazeo SA	83	7,716
Eutelsat Communications SA	308	7,715
Faurecia	129	9,378
Financiere de L’Odet	2	2,184
Fonciere Des Regions, REIT	73	7,433
Gecina SA, REIT	79	12,831
Groupe Eurotunnel SE	865	10,870
Havas SA	263	2,828
ICADE, REIT	68	5,943
Iliad SA	42	10,484
Imerys SA	70	6,374
Ingenico Group SA	109	10,585
Ipsen SA	60	7,254
JCDecaux SA	133	5,088
Kering	136	62,370
Klepierre SA, REIT	368	14,649
Korian SA	74	2,405
L’Oreal SA	439	97,705
Legrand SA	481	35,695
LVMH Moet Hennessy Louis Vuitton SE	452	134,815

See Notes to Financial Statements.

16

Description	Shares	Value
COMMON STOCKS (Continued)

France (cont’d.)
Mercialys SA, REIT	55	$1,071
Metropole Television SA	109	2,520
Natixis SA	1,599	12,540
Nexity SA*	79	4,855
Orange SA	3,461	56,856
Orpea	74	8,866
Pernod Ricard SA	387	58,028
Peugeot SA	798	18,933
Publicis Groupe SA	365	23,759
Remy Cointreau SA	43	5,585
Renault SA	310	30,741
Rexel SA	588	10,485
Safran SA	537	56,558
Sanofi	1,993	188,710
Sartorius Stedim Biotech	38	2,590
Schneider Electric SE*	956	83,995
SCOR SE	296	12,288
SEB SA	47	8,759
Societe BIC SA	47	4,963
Societe Fonciere Lyonnaise SA, REIT	13	833
Societe Generale SA	1,325	73,742
Sodexo SA	157	19,974
Somfy SA	10	1,013
Sopra Steria Group	25	4,690
SPIE SA	157	4,131
Suez	642	11,291
Technicolor SA	614	2,176
Teleperformance	102	14,896
Television Francaise 1	178	2,531
Thales SA	184	19,175
TOTAL SA	4,028	224,513
Ubisoft Entertainment SA*	136	10,377
Unibail-Rodamco SE, REIT	179	44,805
Valeo SA	430	29,113
Veolia Environnement SA	883	20,919
Vicat SA	23	1,779
Vinci SA	848	83,085
Vivendi SA	1,930	47,925
Wendel SA	50	8,433
Worldline SA, 144A*	65	3,178
Zodiac Aerospace	341	9,747

		2,721,320

See Notes to Financial Statements.

Prudential QMA International Developed Markets Index Fund	17

Schedule of Investments (continued)

as of October 31, 2017

Description	Shares	Value
COMMON STOCKS (Continued)

Germany 8.4%
adidas AG	358	$79,685
Allianz SE	814	190,035
Aurubis AG	65	5,327
Axel Springer SE	86	5,790
BASF SE	1,665	182,073
Bayer AG	1,505	195,769
Bayerische Motoren Werke AG	581	59,588
Beiersdorf AG	180	20,248
Bilfinger SE	52	2,098
Brenntag AG	275	15,602
Carl Zeiss Meditec AG	54	2,879
CECONOMY AG	346	4,516
Commerzbank AG*	1,864	25,831
Continental AG	195	49,626
Covestro AG, 144A	232	22,302
CTS Eventim AG & Co. KGaA	112	4,633
Daimler AG	1,757	146,685
Delivery Hero AG, 144A*	66	2,869
Deutsche Bank AG	3,621	59,345
Deutsche Boerse AG	338	35,005
Deutsche Lufthansa AG	415	13,333
Deutsche Post AG	1,725	79,074
Deutsche Telekom AG	5,879	106,453
Deutsche Wohnen SE	633	27,093
DMG Mori AG	38	2,200
Duerr AG	48	6,643
E.ON SE	3,724	44,109
Evonik Industries AG	265	9,640
Fielmann AG	51	4,481
Fraport AG Frankfurt Airport Services Worldwide	60	5,701
Freenet AG	223	7,468
Fresenius Medical Care AG & Co. KGaA	384	37,180
Fresenius SE & Co. KGaA	731	61,197
FUCHS PETROLUB SE	53	2,639
GEA Group AG	312	15,072
GRENKE AG	42	4,113
Hannover Rueck SE	109	13,717
Hapag-Lloyd AG, 144A*	58	2,549
HeidelbergCement AG	266	27,220
Hella GmbH & Co. KGaA	82	4,953
Henkel AG & Co. KGaA	209	26,360
HOCHTIEF AG	39	6,889

See Notes to Financial Statements.

18

Description	Shares	Value
COMMON STOCKS (Continued)

Germany (cont’d.)
HUGO BOSS AG	114	$10,196
Infineon Technologies AG	2,043	56,505
Innogy SE, 144A	226	10,510
K+S AG	375	9,117
KION Group AG	124	9,936
Krones AG	25	3,163
LANXESS AG	167	13,094
LEG Immobilien AG	121	12,326
Linde AG	336	72,568
MAN SE	65	7,197
Merck KGaA	234	25,107
METRO AG*	308	5,839
MTU Aero Engines AG	91	15,399
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	243	54,554
Nordex SE*	93	966
OSRAM Licht AG	169	12,940
ProSiebenSat.1 Media SE	406	14,301
Puma SE	4	1,807
Rational AG	6	3,959
Rheinmetall AG	77	9,145
RHOEN-KLINIKUM AG	40	1,397
RWE AG*	860	21,624
Salzgitter AG	62	3,000
SAP SE	1,653	188,876
Scout24 AG, 144A	159	6,374
Siemens AG	1,383	198,644
Software AG	99	5,032
STADA Arzneimittel AG	70	6,761
Stroeer SE & Co. KGaA	42	2,686
Suedzucker AG	153	3,032
Symrise AG	217	16,910
Talanx AG	63	2,479
Telefonica Deutschland Holding AG	1,252	6,386
thyssenkrupp AG	841	22,561
Trivago NV, ADR*(a)	411	3,004
Uniper SE	343	9,638
United Internet AG	211	13,382
Volkswagen AG	51	9,524
Vonovia SE	878	38,784
Wacker Chemie AG	32	4,998
Wirecard AG	204	20,267
Zalando SE, 144A*	182	9,162

		2,561,140

See Notes to Financial Statements.

Prudential QMA International Developed Markets Index Fund	19

Schedule of Investments (continued)

as of October 31, 2017

Description	Shares	Value
COMMON STOCKS (Continued)

Ghana 0.0%
Tullow Oil PLC*	2,604	$6,301

Hong Kong 3.0%
AIA Group Ltd.	21,900	165,027
ASM Pacific Technology Ltd.	500	7,295
Bank of East Asia Ltd. (The)	2,200	9,654
Brightoil Petroleum Holdings Ltd.*^	7,000	1,346
Cathay Pacific Airways Ltd.*	1,300	2,224
Champion, REIT	4,000	2,887
China Goldjoy Group Ltd.	19,000	1,461
Chinese Estates Holdings Ltd.	1,000	1,700
Chow Tai Fook Jewellery Group Ltd.	1,600	1,672
CK Asset Holdings Ltd.	4,900	40,326
CK Hutchison Holdings Ltd.	4,900	62,238
CK Infrastructure Holdings Ltd.	1,200	10,448
CLP Holdings Ltd.	3,000	30,534
CP Pokphand Co. Ltd.	12,000	970
Dah Sing Banking Group Ltd.	800	1,770
Dairy Farm International Holdings Ltd.	600	4,908
First Pacific Co. Ltd.	4,000	3,048
Galaxy Entertainment Group Ltd.	3,600	24,550
Genting Hong Kong Ltd.	5,000	1,200
Haitong International Securities Group Ltd.	5,000	2,836
Hang Lung Group Ltd.	1,200	4,216
Hang Lung Properties Ltd.	4,000	9,185
Hang Seng Bank Ltd.	1,310	31,051
Henderson Land Development Co. Ltd.	2,100	13,704
HK Electric Investments & HK Electric Investments Ltd., 144A	5,500	5,062
Hong Kong & China Gas Co. Ltd.	14,420	27,335
Hong Kong Exchanges & Clearing Ltd.	2,300	64,088
Hongkong & Shanghai Hotels Ltd. (The)	1,500	2,444
Hongkong Land Holdings Ltd.	2,100	15,225
Hopewell Holdings Ltd.	1,100	4,224
Hutchison Port Holdings Trust, UTS	9,000	3,870
Hysan Development Co. Ltd.	1,300	6,281
I-CABLE Communications Ltd.*	2,366	74
Jardine Matheson Holdings Ltd.	350	22,421
Jardine Strategic Holdings Ltd.	300	12,582
Johnson Electric Holdings Ltd.	1,000	4,035
Kerry Logistics Network Ltd.	1,000	1,379
Kerry Properties Ltd.	1,400	6,300
Kingston Financial Group Ltd.	6,000	4,633
KuangChi Science Ltd.*	3,000	1,139

See Notes to Financial Statements.

20

Description	Shares	Value
COMMON STOCKS (Continued)

Hong Kong (cont’d.)
Li & Fung Ltd.	10,000	$5,040
Lifestyle China Group Ltd.*	4,500	1,500
Lifestyle International Holdings Ltd.	1,000	1,371
Link, REIT	4,200	35,311
Melco International Development Ltd.	1,000	2,741
Melco Resorts & Entertainment Ltd., ADR	234	5,916
MTR Corp. Ltd.	2,300	13,334
New World Development Co. Ltd.	10,000	14,909
NWS Holdings Ltd.	3,000	6,072
Orient Overseas International Ltd.	500	4,815
PCCW Ltd.	7,000	3,860
Power Assets Holdings Ltd.	2,200	19,072
Sands China Ltd.	4,400	20,758
Shangri-La Asia Ltd.	2,000	3,982
Sino Land Co. Ltd.	6,000	10,341
SJM Holdings Ltd.	3,600	3,095
Sun Art Retail Group Ltd.	4,500	4,548
Sun Hung Kai Properties Ltd.	2,200	35,991
Swire Pacific Ltd. (Class A Stock)	1,000	9,882
Swire Pacific Ltd. (Class B Stock)	1,500	2,593
Swire Properties Ltd.	2,000	6,758
Techtronic Industries Co. Ltd.	2,300	13,501
Value Partners Group Ltd.	2,000	1,984
VTech Holdings Ltd.	300	4,265
WH Group Ltd., 144A	15,000	15,201
Wharf Holdings Ltd. (The)	2,300	20,949
Wheelock & Co. Ltd.	1,000	6,966
Xinyi Glass Holdings Ltd.*	4,000	3,876
Yue Yuen Industrial Holdings Ltd.	1,300	4,980

		898,953

Ireland 0.6%
AerCap Holdings NV*	270	14,213
Bank of Ireland Group PLC*	1,638	12,834
CRH PLC	1,541	57,991
Glanbia PLC	346	6,692
James Hardie Industries PLC, CDI	839	12,810
Kerry Group PLC (Class A Stock)	266	26,787
Kingspan Group PLC	282	11,789
Paddy Power Betfair PLC	148	15,156
Smurfit Kappa Group PLC	433	12,917

		171,189

See Notes to Financial Statements.

Prudential QMA International Developed Markets Index Fund	21

Schedule of Investments (continued)

as of October 31, 2017

Description	Shares	Value
COMMON STOCKS (Continued)

Isle of Man 0.0%
Paysafe Group PLC*	887	$6,904

Israel 0.4%
Azrieli Group Ltd.	49	2,768
Bank Hapoalim BM	1,876	13,282
Bank Leumi Le-Israel BM	2,595	14,345
Bezeq The Israeli Telecommunication Corp. Ltd.	3,915	5,849
Check Point Software Technologies Ltd.*	223	26,249
Delek Energy Systems Ltd.	2	781
Delek Group Ltd.	9	1,477
Elbit Systems Ltd.	45	6,679
Frutarom Industries Ltd.	66	5,435
Israel Chemicals Ltd.	801	3,340
Mizrahi Tefahot Bank Ltd.	203	3,665
Nice Ltd.	103	8,573
Teva Pharmaceutical Industries Ltd.	1,652	22,783

		115,226

Italy 2.2%
A2A SpA	3,051	5,240
ACEA SpA	53	863
Assicurazioni Generali SpA	2,387	43,443
Atlantia SpA	961	31,329
Autogrill SpA	206	2,694
Azimut Holding SpA	188	3,711
Banca Generali SpA	91	2,994
Banca Mediolanum SpA	525	4,473
Banco BPM SpA*	2,663	9,272
BPER Banca	802	3,904
Brembo SpA	282	4,655
Buzzi Unicem SpA	153	4,259
Buzzi Unicem SpA (Savings Share)	53	839
Credito Emiliano SpA	104	911
Davide Campari-Milano SpA	989	7,919
De’ Longhi SpA	90	2,950
DiaSorin SpA	48	4,366
Enel SpA	14,173	87,896
Eni SpA	4,524	73,958
Ferrari NV	224	26,821
FinecoBank Banca Fineco SpA	736	6,884
GEDI Gruppo Editoriale SpA*	67	60
Hera SpA	1,485	4,777

See Notes to Financial Statements.

22

Description	Shares	Value
COMMON STOCKS (Continued)

Italy (cont’d.)
Infrastrutture Wireless Italiane SpA, 144A	406	$2,775
Intesa Sanpaolo SpA	23,295	78,316
Intesa Sanpaolo SpA (Savings Share)	1,698	5,352
Italgas SpA	907	5,299
Leonardo SpA	705	12,170
Luxottica Group SpA	283	16,225
Mediaset SpA*	839	3,081
Mediobanca SpA	1,010	11,064
Moncler SpA	291	8,261
Parmalat SpA	289	1,094
Poste Italiane SpA, 144A	883	6,451
PRADA SpA	1,000	3,449
Prysmian SpA	399	13,729
Recordati SpA	180	8,365
Saipem SpA*	971	4,082
Salvatore Ferragamo SpA	68	1,785
Snam SpA	4,268	21,792
Telecom Italia SpA*	20,633	17,853
Telecom Italia SpA (Savings Share)	10,752	7,639
Terna Rete Elettrica Nazionale SpA	2,530	15,261
Tod’s SpA	18	1,197
UniCredit SpA*	4,028	76,978
Unione di Banche Italiane SpA	1,865	8,753
Unipol Gruppo SpA	1,011	4,559
UnipolSai Assicurazioni SpA	1,961	4,462
Yoox Net-A-Porter Group SpA*	121	4,520

		678,730

Japan 21.9%
Acom Co. Ltd.*	900	3,742
Activia Properties, Inc., REIT	1	3,913
Advance Residence Investment Corp., REIT	2	4,702
Advantest Corp.	400	9,137
Aeon Co. Ltd.	1,280	19,798
AEON Financial Service Co. Ltd.	200	4,295
Aeon Mall Co. Ltd.	230	4,113
Air Water, Inc.	310	5,949
Aisin Seiki Co. Ltd.	350	18,131
Ajinomoto Co., Inc.	970	19,513
Alfresa Holdings Corp.	350	6,687
Alps Electric Co. Ltd.	400	12,242
Amada Holdings Co. Ltd.	600	7,456

See Notes to Financial Statements.

Prudential QMA International Developed Markets Index Fund	23

Schedule of Investments (continued)

as of October 31, 2017

Description	Shares	Value
COMMON STOCKS (Continued)

Japan (cont’d.)
ANA Holdings, Inc.	230	$8,840
Aozora Bank Ltd.	240	9,394
Asahi Glass Co. Ltd.	300	11,757
Asahi Group Holdings Ltd.	720	32,874
Asahi Intecc Co. Ltd.	100	5,770
Asahi Kasei Corp.	2,100	25,430
Asics Corp.	400	6,115
Astellas Pharma, Inc.	3,780	50,307
Bandai Namco Holdings, Inc.	440	15,078
Bank of Kyoto Ltd. (The)	130	6,827
Benesse Holdings, Inc.	150	5,085
Bridgestone Corp.	1,140	54,458
Brother Industries Ltd.	500	12,167
Calbee, Inc.	170	5,737
Canon Marketing Japan, Inc.	100	2,515
Canon, Inc.	1,920	72,129
Casio Computer Co. Ltd.	400	5,903
Central Japan Railway Co.	324	58,854
Chiba Bank Ltd. (The)	1,500	11,498
Chubu Electric Power Co., Inc.	1,300	16,765
Chugai Pharmaceutical Co. Ltd.	390	18,594
Chugoku Bank Ltd. (The)	350	5,017
Chugoku Electric Power Co., Inc. (The)	500	5,575
Citizen Watch Co. Ltd.	480	3,529
Coca-Cola Bottlers Japan, Inc.	220	7,698
Concordia Financial Group Ltd.	2,200	11,651
Credit Saison Co. Ltd.	300	6,041
CyberAgent, Inc.	200	6,194
CYBERDYNE, Inc.*	300	3,974
Dai Nippon Printing Co. Ltd.	500	11,985
Dai-ichi Life Holdings, Inc.	2,100	40,106
Daicel Corp.	580	7,242
Daiichi Sankyo Co. Ltd.	1,150	26,414
Daikin Industries Ltd.	480	53,045
Daito Trust Construction Co. Ltd.	100	17,483
Daiwa House Industry Co. Ltd.	1,150	42,151
Daiwa Securities Group, Inc.	3,100	19,436
DeNA Co. Ltd.	200	4,703
Denso Corp.	900	49,567
Dentsu, Inc.	400	17,110
Disco Corp.	20	4,635
Don Quijote Holdings Co. Ltd.	180	7,550

See Notes to Financial Statements.

24

Description	Shares	Value
COMMON STOCKS (Continued)

Japan (cont’d.)
East Japan Railway Co.	650	$63,037
Eisai Co. Ltd.	440	24,489
Electric Power Development Co. Ltd.	300	7,560
Ezaki Glico Co. Ltd.	130	7,210
FamilyMart UNY Holdings Co. Ltd.	170	9,662
FANUC Corp.	325	75,993
Fast Retailing Co. Ltd.	75	25,093
Fuji Electric Co. Ltd.	1,400	10,143
FUJIFILM Holdings Corp.	700	28,635
Fujitsu Ltd.	3,800	29,611
Fukuoka Financial Group, Inc.	1,000	5,161
GLP J-Reit, REIT	5	5,012
GungHo Online Entertainment, Inc.	900	2,422
Gunma Bank Ltd. (The)	900	5,794
Hachijuni Bank Ltd. (The)	790	4,947
Hakuhodo DY Holdings, Inc.	500	6,916
Hamamatsu Photonics KK	300	9,713
Hankyu Hanshin Holdings, Inc.	470	18,324
Haseko Corp.	500	7,261
Hino Motors Ltd.	500	6,435
Hirose Electric Co. Ltd.	30	4,513
Hiroshima Bank Ltd. (The)	700	5,927
Hisamitsu Pharmaceutical Co., Inc.	100	5,506
Hitachi Capital Corp.	100	2,445
Hitachi Chemical Co. Ltd.	250	7,129
Hitachi Construction Machinery Co. Ltd.	200	6,861
Hitachi High-Technologies Corp.	150	6,277
Hitachi Ltd.	8,400	66,892
Hitachi Metals Ltd.	400	5,182
Hokuriku Electric Power Co.	300	2,651
Honda Motor Co. Ltd.	3,240	101,532
Hoshizaki Corp.	130	12,302
Hoya Corp.	640	34,772
Hulic Co. Ltd.	660	6,809
Ibiden Co. Ltd.	200	3,349
Idemitsu Kosan Co. Ltd.	350	10,230
IHI Corp.	300	10,806
Iida Group Holdings Co. Ltd.	270	5,179
Inpex Corp.	1,700	18,202
Isetan Mitsukoshi Holdings Ltd.	700	7,631
Isuzu Motors Ltd.	1,000	14,605
Ito En Ltd.	130	4,552

See Notes to Financial Statements.

Prudential QMA International Developed Markets Index Fund	25

Schedule of Investments (continued)

as of October 31, 2017

Description	Shares	Value
COMMON STOCKS (Continued)

Japan (cont’d.)
ITOCHU Corp.	2,600	$45,543
Itochu Techno-Solutions Corp.	100	3,895
Itoham Yonekyu Holdings, Inc.	300	2,862
Iyo Bank Ltd. (The)	470	4,057
Izumi Co. Ltd.	100	5,186
J Front Retailing Co. Ltd.	500	7,421
Japan Airport Terminal Co. Ltd.	100	3,555
Japan Exchange Group, Inc.	1,000	18,028
Japan Hotel REIT Investment Corp., REIT	7	4,635
Japan Post Bank Co. Ltd.	800	10,132
Japan Post Holdings Co. Ltd.	2,400	27,764
Japan Post Insurance Co. Ltd.	200	4,334
Japan Prime Realty Investment Corp., REIT	1	3,216
Japan Real Estate Investment Corp., REIT	2	9,376
Japan Retail Fund Investment Corp., REIT	5	8,873
Japan Tobacco, Inc.	2,180	72,158
JFE Holdings, Inc.	900	19,342
JGC Corp.	400	6,709
JSR Corp.	400	7,754
JTEKT Corp.	400	6,628
JXTG Holdings, Inc.	5,710	29,485
Kajima Corp.	1,200	12,446
Kakaku.com, Inc.	300	4,119
Kaken Pharmaceutical Co. Ltd.	100	5,068
Kamigumi Co. Ltd.	180	4,309
Kaneka Corp.	200	1,652
Kansai Electric Power Co., Inc. (The)	1,300	17,802
Kansai Paint Co. Ltd.	380	9,767
Kao Corp.	870	52,579
Kawasaki Heavy Industries Ltd.	230	8,024
KDDI Corp.	3,330	88,720
Keihan Holdings Co. Ltd.	200	6,111
Keikyu Corp.	400	8,274
Keio Corp.	250	10,907
Keisei Electric Railway Co. Ltd.	250	7,552
Kewpie Corp.	200	4,989
Keyence Corp.	154	85,505
Kikkoman Corp.	330	11,326
Kintetsu Group Holdings Co. Ltd.	360	13,843
Kirin Holdings Co. Ltd.	1,480	35,526
Kobayashi Pharmaceutical Co. Ltd.	140	8,095
Kobe Steel Ltd.*	600	5,066

See Notes to Financial Statements.

26

Description	Shares	Value
COMMON STOCKS (Continued)

Japan (cont’d.)
Koito Manufacturing Co. Ltd.	220	$14,752
Komatsu Ltd.	1,650	53,915
Konami Holdings Corp.	140	6,819
Konica Minolta, Inc.	800	7,018
Kose Corp.	10	1,216
Kubota Corp.	2,100	39,513
Kuraray Co. Ltd.	700	13,786
Kurita Water Industries Ltd.	190	6,037
Kyocera Corp.	580	38,795
Kyowa Hakko Kirin Co. Ltd.	540	9,968
Kyushu Electric Power Co., Inc.	900	10,265
Kyushu Railway Co.	260	8,310
Lawson, Inc.	100	6,530
LINE Corp.*	40	1,657
Lion Corp.	540	10,391
LIXIL Group Corp.	430	11,843
M3, Inc.	380	11,334
Mabuchi Motor Co. Ltd.	100	5,248
Makita Corp.	450	18,859
Marubeni Corp.	2,900	19,445
Marui Group Co. Ltd.	400	6,122
Maruichi Steel Tube Ltd.	200	6,110
Matsumotokiyoshi Holdings Co. Ltd.	30	2,157
Mazda Motor Corp.	1,100	15,879
McDonald’s Holdings Co. Japan Ltd.	150	6,440
Medipal Holdings Corp.	300	5,571
MEIJI Holdings Co. Ltd.	256	20,928
MINEBEA MITSUMI, Inc.	800	14,666
MISUMI Group, Inc.	500	13,699
Mitsubishi Chemical Holdings Corp.	2,400	25,069
Mitsubishi Corp.	2,360	55,266
Mitsubishi Electric Corp.	3,580	61,266
Mitsubishi Estate Co. Ltd.	2,100	38,083
Mitsubishi Gas Chemical Co., Inc.	390	9,540
Mitsubishi Heavy Industries Ltd.	530	20,737
Mitsubishi Materials Corp.	240	9,126
Mitsubishi Motors Corp.	1,500	12,012
Mitsubishi Tanabe Pharma Corp.	440	9,684
Mitsubishi UFJ Financial Group, Inc.	23,200	157,369
Mitsubishi UFJ Lease & Finance Co. Ltd.	850	4,485
Mitsui & Co. Ltd.	3,100	46,296
Mitsui Chemicals, Inc.	340	10,484

See Notes to Financial Statements.

Prudential QMA International Developed Markets Index Fund	27

Schedule of Investments (continued)

as of October 31, 2017

Description	Shares	Value
COMMON STOCKS (Continued)

Japan (cont’d.)
Mitsui Fudosan Co. Ltd.	1,660	$38,746
Mitsui OSK Lines Ltd.	200	6,124
Mixi, Inc.	180	8,775
Mizuho Financial Group, Inc.	45,900	83,395
MonotaRO Co. Ltd.	150	4,131
MS&AD Insurance Group Holdings, Inc.	900	30,575
Murata Manufacturing Co. Ltd.	350	55,007
Nabtesco Corp.	260	10,329
Nagoya Railroad Co. Ltd.	360	8,088
Nankai Electric Railway Co. Ltd.	260	6,722
NEC Corp.	510	13,994
Nexon Co. Ltd.*	400	10,760
NGK Insulators Ltd.	530	10,495
NGK Spark Plug Co. Ltd.	350	7,987
NH Foods Ltd.	160	4,602
NHK Spring Co. Ltd.	380	4,349
Nidec Corp.	380	50,534
Nifco, Inc.	30	1,958
Nikon Corp.	670	12,724
Nintendo Co. Ltd.	176	68,281
Nippon Building Fund, Inc., REIT	2	9,656
Nippon Electric Glass Co. Ltd.	170	6,941
Nippon Express Co. Ltd.	100	6,345
Nippon Paint Holdings Co. Ltd.	340	11,995
Nippon Prologis REIT, Inc., REIT	4	8,410
Nippon Shinyaku Co. Ltd.	120	8,504
Nippon Shokubai Co. Ltd.	20	1,509
Nippon Steel & Sumitomo Metal Corp.	1,450	34,764
Nippon Telegraph & Telephone Corp.	1,220	58,984
Nippon Yusen KK*	350	7,402
Nissan Chemical Industries Ltd.	270	10,071
Nissan Motor Co. Ltd.	3,500	34,039
Nisshin Seifun Group, Inc.	500	8,787
Nissin Foods Holdings Co. Ltd.	140	8,815
Nitori Holdings Co. Ltd.	100	14,533
Nitto Denko Corp.	290	26,966
NOK Corp.	250	6,141
Nomura Holdings, Inc.	6,100	34,909
Nomura Real Estate Holdings, Inc.	270	5,943
Nomura Real Estate Master Fund, Inc., REIT	7	8,755
Nomura Research Institute Ltd.	210	8,903
NSK Ltd.	900	12,959

See Notes to Financial Statements.

28

Description	Shares	Value
COMMON STOCKS (Continued)

Japan (cont’d.)
NTN Corp.	300	$1,457
NTT Data Corp.	1,200	13,976
NTT DOCOMO, Inc.	2,380	57,641
NTT Urban Development Corp.	260	2,691
Obayashi Corp.	1,200	15,712
Obic Co. Ltd.	150	9,929
Odakyu Electric Railway Co. Ltd.	600	11,737
Oji Holdings Corp.	1,700	9,964
Olympus Corp.	570	21,212
Omron Corp.	370	20,733
Ono Pharmaceutical Co. Ltd.	770	17,648
Oracle Corp.	100	8,462
Orient Corp.	1,400	2,269
Oriental Land Co. Ltd.	360	28,794
ORIX Corp.	2,400	41,265
Orix JREIT, Inc., REIT	5	6,870
Osaka Gas Co. Ltd.	740	14,333
Otsuka Corp.	100	6,817
Otsuka Holdings Co. Ltd.	780	32,584
Panasonic Corp.	3,900	58,888
Park24 Co. Ltd.	200	4,623
PeptiDream, Inc.*	160	5,077
Persol Holdings Co. Ltd.	350	8,678
Pigeon Corp.	200	7,098
Pola Orbis Holdings, Inc.	170	5,419
Rakuten, Inc.	1,450	15,516
Recruit Holdings Co. Ltd.	2,130	52,223
Renesas Electronics Corp.*	820	10,602
Resona Holdings, Inc.	3,900	21,081
Ricoh Co. Ltd.	1,300	12,064
Rinnai Corp.	30	2,570
Rohm Co. Ltd.	160	14,894
Ryohin Keikaku Co. Ltd.	20	5,900
Sankyo Co. Ltd.	100	3,228
Santen Pharmaceutical Co. Ltd.	700	11,123
Sawai Pharmaceutical Co. Ltd.	100	5,672
SBI Holdings, Inc.	400	6,313
SCSK Corp.	100	4,312
Secom Co. Ltd.	360	27,411
Sega Sammy Holdings, Inc.	350	4,927
Seibu Holdings, Inc.	450	8,045
Seiko Epson Corp.	500	11,932

See Notes to Financial Statements.

Prudential QMA International Developed Markets Index Fund	29

Schedule of Investments (continued)

as of October 31, 2017

Description	Shares	Value
COMMON STOCKS (Continued)

Japan (cont’d.)
Sekisui Chemical Co. Ltd.	700	$14,129
Sekisui House Ltd.	1,080	20,194
Seven & i Holdings Co. Ltd.	1,430	57,635
Seven Bank Ltd.	1,300	4,808
Sharp Corp.*	240	7,635
Shikoku Electric Power Co., Inc.	300	3,926
Shimadzu Corp.	550	11,436
Shimamura Co. Ltd.	20	2,228
Shimano, Inc.	140	19,158
Shimizu Corp.	1,300	15,302
Shin-Etsu Chemical Co. Ltd.	720	75,932
Shinsei Bank Ltd.	280	4,725
Shionogi & Co. Ltd.	520	27,995
Shiseido Co. Ltd.	680	28,048
Shizuoka Bank Ltd. (The)	1,260	12,262
Showa Shell Sekiyu KK	380	4,483
SMC Corp.	86	32,900
SoftBank Group Corp.	1,570	139,137
Sohgo Security Services Co. Ltd.	150	7,227
Sojitz Corp.	2,200	6,640
Sompo Holdings, Inc.	680	27,333
Sony Corp.	2,290	95,801
Sony Financial Holdings, Inc.	380	6,313
Sotetsu Holdings, Inc.	200	5,160
Square Enix Holdings Co. Ltd.	140	5,646
Stanley Electric Co. Ltd.	300	11,074
Start Today Co. Ltd.	340	9,312
Subaru Corp.	1,110	38,350
Sugi Holdings Co. Ltd.	100	5,075
SUMCO Corp.	380	8,370
Sumitomo Chemical Co. Ltd.	2,300	16,164
Sumitomo Corp.	2,100	30,375
Sumitomo Dainippon Pharma Co. Ltd.	300	4,282
Sumitomo Electric Industries Ltd.	1,370	23,325
Sumitomo Heavy Industries Ltd.	160	6,722
Sumitomo Metal Mining Co. Ltd.	450	17,753
Sumitomo Mitsui Financial Group, Inc.	2,450	98,154
Sumitomo Mitsui Trust Holdings, Inc.	700	27,629
Sumitomo Realty & Development Co. Ltd.	620	20,765
Sumitomo Rubber Industries Ltd.	400	7,595
Sundrug Co. Ltd.	80	3,481
Suntory Beverage & Food Ltd.	250	11,503

See Notes to Financial Statements.

30

Description	Shares	Value
COMMON STOCKS (Continued)

Japan (cont’d.)
Suruga Bank Ltd.	400	$9,107
Suzuken Co. Ltd.	180	6,489
Suzuki Motor Corp.	740	40,532
Sysmex Corp.	240	16,426
T&D Holdings, Inc.	1,100	17,161
Taiheiyo Cement Corp.	240	9,593
Taisei Corp.	400	22,163
Taisho Pharmaceutical Holdings Co. Ltd.	80	6,093
Taiyo Nippon Sanso Corp.	320	3,842
Takashimaya Co. Ltd.	400	3,680
Takeda Pharmaceutical Co. Ltd.	1,400	78,939
TDK Corp.	260	19,978
Teijin Ltd.	340	7,196
Terumo Corp.	540	22,502
THK Co. Ltd.	200	7,295
Tobu Railway Co. Ltd.	400	11,735
Toho Co. Ltd.	200	6,626
Toho Gas Co. Ltd.	240	6,710
Tohoku Electric Power Co., Inc.	880	11,545
Tokio Marine Holdings, Inc.	1,260	54,315
Tokyo Broadcasting System Holdings, Inc.	100	2,036
Tokyo Century Corp.	100	4,362
Tokyo Electric Power Co. Holdings, Inc.*	3,000	12,314
Tokyo Electron Ltd.	270	47,542
Tokyo Gas Co. Ltd.	740	18,460
Tokyo Tatemono Co. Ltd.	410	5,752
Tokyu Corp.	1,000	15,127
Tokyu Fudosan Holdings Corp.	1,000	6,556
Toppan Printing Co. Ltd.	700	7,122
Toray Industries, Inc.	2,790	28,239
Toshiba Corp.*	7,100	20,527
Tosoh Corp.	650	14,027
TOTO Ltd.	300	14,692
Toyo Seikan Group Holdings Ltd.	350	6,191
Toyo Suisan Kaisha Ltd.	220	8,463
Toyoda Gosei Co. Ltd.	210	5,135
Toyota Boshoku Corp.	130	2,618
Toyota Industries Corp.	320	19,696
Toyota Motor Corp.	4,750	294,624
Toyota Tsusho Corp.	420	15,276
Trend Micro, Inc.	230	12,333
Tsuruha Holdings, Inc.	20	2,480

See Notes to Financial Statements.

Prudential QMA International Developed Markets Index Fund	31

Schedule of Investments (continued)

as of October 31, 2017

Description	Shares	Value
COMMON STOCKS (Continued)

Japan (cont’d.)
Unicharm Corp.	700	$15,929
United Urban Investment Corp., REIT	6	8,632
USS Co. Ltd.	400	8,086
Welcia Holdings Co. Ltd.	90	3,416
West Japan Railway Co.	360	25,386
Yahoo Japan Corp.	2,500	11,177
Yakult Honsha Co. Ltd.	150	12,402
Yamada Denki Co. Ltd.	1,400	7,447
Yamaha Corp.	360	14,145
Yamaha Motor Co. Ltd.	560	16,807
Yamato Holdings Co. Ltd.	690	14,108
Yamazaki Baking Co. Ltd.	300	5,400
Yaskawa Electric Corp.	460	16,482
Yokogawa Electric Corp.	500	9,498
Yokohama Rubber Co. Ltd. (The)	230	5,171

		6,633,138

Luxembourg 0.3%
APERAM SA	88	4,732
ArcelorMittal*	1,086	31,098
B&M European Value Retail SA	1,483	7,825
Eurofins Scientific SE	17	10,634
L’Occitane International SA	750	1,425
RTL Group SA	73	5,424
SES SA	628	10,214
Tenaris SA	858	11,713
Ternium SA, ADR	81	2,512

		85,577

Macau 0.0%
MGM China Holdings Ltd.	1,200	2,707
Wynn Macau Ltd.	2,800	7,189

		9,896

Malta 0.0%
Kindred Group PLC, SDR	404	5,159

Netherlands 4.0%
Aalberts Industries NV	175	8,629
ABN AMRO Group NV, CVA, 144A	755	23,318
Aegon NV	3,088	18,231
Akzo Nobel NV	456	41,168

See Notes to Financial Statements.

32

Description	Shares	Value
COMMON STOCKS (Continued)

Netherlands (cont’d.)
Altice NV (Class A Stock)*	1,148	$21,650
Altice NV (Class B Stock)*	146	2,753
ASM International NV	91	6,098
ASML Holding NV	574	103,566
ASR Nederland NV	265	10,864
Axfood AB	165	2,983
Boskalis Westminster	157	5,612
Euronext NV, 144A	122	7,246
EXOR NV	186	11,924
Gemalto NV	149	5,897
GrandVision NV, 144A	86	2,146
HAL Trust	146	27,071
Heineken Holding NV	187	17,358
Heineken NV	426	41,506
ING Groep NV	7,089	131,001
InterXion Holding NV*	108	5,766
Koninklijke Ahold Delhaize NV	2,302	43,313
Koninklijke DSM NV	317	27,046
Koninklijke KPN NV	5,573	19,176
Koninklijke Philips NV	1,696	69,117
Koninklijke Vopak NV	125	5,410
NN Group NV	610	25,545
OCI NV*	152	3,606
Philips Lighting NV, 144A	163	6,178
Randstad Holding NV	202	12,427
Royal Dutch Shell PLC (Class A Stock)	8,175	257,412
Royal Dutch Shell PLC (Class B Stock)	6,860	220,873
SBM Offshore NV	338	6,032
VEON Ltd., ADR	461	1,802
Wolters Kluwer NV	521	25,536

		1,218,260

New Zealand 0.2%
Auckland International Airport Ltd.	1,599	6,815
Contact Energy Ltd.	1,287	5,065
Fisher & Paykel Healthcare Corp. Ltd.	1,013	9,188
Fletcher Building Ltd.	1,262	6,366
Fonterra Co-operative Group Ltd., UTS	206	898
Mercury NZ Ltd.	1,077	2,425
Meridian Energy Ltd.	2,450	4,780
Ryman Healthcare Ltd.	802	5,106
Spark New Zealand Ltd.	3,231	8,140

		48,783

See Notes to Financial Statements.

Prudential QMA International Developed Markets Index Fund	33

Schedule of Investments (continued)

as of October 31, 2017

Description	Shares	Value
COMMON STOCKS (Continued)

Norway 0.6%
DNB ASA	1,945	$37,537
Gjensidige Forsikring ASA	323	6,079
Kongsberg Gruppen ASA	117	2,136
Leroy Seafood Group ASA	420	2,522
Marine Harvest ASA*	714	13,944
Norsk Hydro ASA	2,377	18,394
Orkla ASA	1,395	13,664
Salmar ASA	87	2,594
Schibsted ASA (Class A Stock)	169	4,357
Schibsted ASA (Class B Stock)	187	4,388
Statoil ASA	1,741	35,373
Telenor ASA	1,229	26,096
Yara International ASA	310	14,723

		181,807

Portugal 0.2%
Banco Comercial Portugues SA (Class R Stock)*	15,312	4,576
EDP—Energias de Portugal SA	4,282	15,270
Galp Energia SGPS SA	920	17,105
Jeronimo Martins SGPS SA	421	7,649
Navigator Co. SA (The)	406	2,071
NOS SGPS SA	376	2,253
Sonae SGPS SA	1,496	1,791

		50,715

Russia 0.1%
Evraz PLC	765	2,932
X5 Retail Group NV, GDR*	181	7,439
Yandex NV (Class A Stock)*	512	17,321

		27,692

Singapore 1.2%
Ascendas Real Estate Investment Trust, REIT	4,100	8,244
BOC Aviation Ltd., 144A	500	2,689
CapitaLand Commercial Trust, REIT	4,197	5,346
CapitaLand Ltd.	4,400	11,849
CapitaLand Mall Trust, REIT	4,200	6,226
City Developments Ltd.	900	8,547
ComfortDelGro Corp. Ltd.	3,600	5,337
DBS Group Holdings Ltd.	3,232	53,970
First Resources Ltd.	700	1,012
Frasers Centrepoint Ltd.	500	763

See Notes to Financial Statements.

34

Description	Shares	Value
COMMON STOCKS (Continued)

Singapore (cont’d.)
Genting Singapore PLC	10,300	$9,219
Global Logistic Properties Ltd.	5,200	12,667
Great Eastern Holdings Ltd.	240	4,619
Jardine Cycle & Carriage Ltd.	200	5,783
Keppel, REIT	4,300	3,707
Keppel Corp. Ltd.	2,700	14,862
Olam International Ltd.	800	1,380
Oversea-Chinese Banking Corp. Ltd.	5,900	51,528
SATS Ltd.	1,200	4,139
Sembcorp Industries Ltd.	1,600	3,875
Sembcorp Marine Ltd.	1,300	1,843
SIA Engineering Co. Ltd.	300	718
Singapore Airlines Ltd.	900	6,783
Singapore Exchange Ltd.	1,600	9,004
Singapore Post Ltd.	2,400	2,262
Singapore Press Holdings Ltd.	3,000	5,941
Singapore Technologies Engineering Ltd.	2,800	7,148
Singapore Telecommunications Ltd.	13,400	36,876
StarHub Ltd.	1,200	2,316
Suntec Real Estate Investment Trust, REIT	4,500	6,442
United Industrial Corp. Ltd.	800	1,933
United Overseas Bank Ltd.	2,357	42,581
UOL Group Ltd.	900	5,968
Wilmar International Ltd.	3,800	9,456

		355,033

South Africa 0.1%
Investec PLC	1,233	8,437
Mondi PLC	663	16,034

		24,471

Spain 3.1%
Abertis Infraestructuras SA	1,121	24,246
Acciona SA	54	4,471
Acerinox SA	239	3,434
ACS Actividades de Construccion y Servicios SA	437	17,226
Aena SME SA, 144a, 144A	114	20,916
Almirall SA	128	1,239
Amadeus IT Group SA	747	50,683
Atresmedia Corp. de Medios de Comunicacion SA	150	1,541
Banco Bilbao Vizcaya Argentaria SA	12,157	106,307
Banco de Sabadell SA	9,987	19,996

See Notes to Financial Statements.

Prudential QMA International Developed Markets Index Fund	35

Schedule of Investments (continued)

as of October 31, 2017

Description	Shares	Value
COMMON STOCKS (Continued)

Spain (cont’d.)
Banco Santander SA*	28,712	$194,648
Bankia SA	2,167	10,341
Bankinter SA	1,305	12,315
Bolsas y Mercados Espanoles SHMSF SA	140	4,809
CaixaBank SA	6,490	30,363
Cellnex Telecom SA, 144A	298	7,397
Cia de Distribucion Integral Logista Holdings SA	81	1,898
Corp Financiera Alba SA	32	1,874
Distribuidora Internacional de Alimentacion SA	1,071	5,238
Ebro Foods SA	109	2,622
EDP Renovaveis SA	265	2,191
Enagas SA	433	12,472
Endesa SA	573	13,115
Ferrovial SA*	872	18,937
Fomento de Construcciones y Contratas SA*	110	1,166
Gas Natural SDG SA	562	12,025
Gestamp Automocion SA, 144A*	246	1,634
Grifols SA	586	18,339
Grupo Catalana Occidente SA	70	2,947
Iberdrola SA	10,239	82,742
Industria de Diseno Textil SA	1,930	72,140
Mapfre SA	1,886	6,168
Mediaset Espana Comunicacion SA	287	3,119
Melia Hotels International SA	172	2,353
Merlin Properties Socimi SA, REIT	622	8,213
Obrascon Huarte Lain SA*	192	1,077
Prosegur Cash SA, 144A*	593	1,933
Prosegur Cia de Seguridad SA	418	3,190
Red Electrica Corp. SA	779	17,249
Repsol SA	2,091	39,184
Siemens Gamesa Renewable Energy SA	421	6,104
Tecnicas Reunidas SA	64	2,061
Telefonica SA	8,021	84,104
Zardoya Otis SA	283	3,066

		937,093

Sweden 2.7%
AAK AB	45	3,637
Ahlsell AB, 144A	594	3,932
Alfa Laval AB	573	14,511
Assa Abloy AB (Class B Stock)	1,690	35,630
Atlas Copco AB (Class A Stock)	1,137	49,859

See Notes to Financial Statements.

36

Description	Shares	Value
COMMON STOCKS (Continued)

Sweden (cont’d.)
Atlas Copco AB (Class B Stock)	682	$27,074
Autoliv, Inc.(a)	162	20,227
Axis Communications AB	40	1,751
BillerudKorsnas AB	344	5,921
Boliden AB	488	17,076
Castellum AB	470	7,542
Electrolux AB (Class B Stock)	411	14,527
Elekta AB (Class B Stock)	674	6,481
Essity AB (Class A Stock)*	48	1,431
Essity AB (Class B Stock)*	1,069	31,952
Fabege AB	259	5,469
Fastighets AB Balder (Class B Stock)*	194	5,050
Fingerprint Cards AB (Class B Stock)*	359	888
Getinge AB (Class B Stock)	404	7,952
Hennes & Mauritz AB (Class B Stock)	1,707	42,837
Hexagon AB (Class B Stock)	464	23,792
Hexpol AB	458	4,632
Holmen AB (Class B Stock)	103	5,062
Hufvudstaden AB (Class A Stock)	173	2,847
Husqvarna AB (Class B Stock)	693	6,770
ICA Gruppen AB	148	5,458
Investment AB Latour (Class B Stock)	206	2,862
L E Lundbergforetagen AB (Class B Stock)	68	5,308
Lifco AB (Class B Stock)	76	2,724
Lundin Petroleum AB*	306	7,199
Melker Schorling AB	17	1,174
Modern Times Group MTG AB (Class B Stock)	83	3,166
NCC AB (Class A Stock)	33	711
NCC AB (Class B Stock)	197	4,250
Nibe Industrier AB (Class B Stock)	696	6,960
Nordea Bank AB	5,745	69,427
Ratos AB (Class B Stock)	435	2,088
Saab AB (Class B Stock)	70	3,576
Sandvik AB	1,941	35,430
Securitas AB (Class B Stock)	565	9,913
Skandinaviska Enskilda Banken AB (Class A Stock)	2,582	31,820
Skanska AB (Class B Stock)	639	14,012
SKF AB (Class A Stock)	33	768
SKF AB (Class B Stock)	671	15,593
SSAB AB (Class A Stock)*	390	1,915
SSAB AB (Class B Stock)*	854	3,443
Svenska Cellulosa AB SCA (Class A Stock)	22	214

See Notes to Financial Statements.

Prudential QMA International Developed Markets Index Fund	37

Schedule of Investments (continued)

as of October 31, 2017

Description	Shares	Value
COMMON STOCKS (Continued)

Sweden (cont’d.)
Svenska Cellulosa AB SCA (Class B Stock)	1,144	$10,742
Svenska Handelsbanken AB (Class A Stock)	2,640	37,837
Svenska Handelsbanken AB (Class B Stock)	44	636
Swedbank AB (Class A Stock)	1,896	47,054
Swedish Match AB	315	11,866
Swedish Orphan Biovitrum AB*	331	4,905
Tele2 AB (Class B Stock)	607	7,721
Telefonaktiebolaget LM Ericsson (Class A Stock)	104	656
Telefonaktiebolaget LM Ericsson (Class B Stock)	5,340	33,605
Telia Co. AB	4,668	21,606
Trelleborg AB (Class B Stock)	425	10,525
Volvo AB (Class A Stock)	390	7,724
Volvo AB (Class B Stock)	2,879	57,022
Wallenstam AB (Class B Stock)	317	2,961

		829,721

Switzerland 8.0%
ABB Ltd.	3,516	91,820
Adecco Group AG	300	23,801
Allreal Holding AG*	26	4,346
Alpiq Holding AG*	18	1,155
Aryzta AG*	158	5,016
Baloise Holding AG	88	13,874
Banque Cantonale Vaudoise	5	3,595
Barry Callebaut AG*	4	6,250
Basellandschaftliche Kantonalbank	1	908
Basler Kantonalbank	21	1,464
Berner Kantonalbank AG	10	1,805
Bucher Industries AG	11	4,304
Chocoladefabriken Lindt & Spruengli AG	2	11,578
Cie Financiere Richemont SA	929	85,641
Clariant AG*	519	13,058
Coca-Cola HBC AG*	375	12,674
Credit Suisse Group AG*	4,687	73,862
DKSH Holding AG	55	4,614
dormakaba Holding AG*	6	5,939
Dufry AG*	60	8,931
Emmi AG*	3	1,873
EMS-Chemie Holding AG	13	8,522
Ferguson PLC	463	32,377
Flughafen Zurich AG	34	7,394
GAM Holding AG*	294	4,583

See Notes to Financial Statements.

38

Description	Shares	Value
COMMON STOCKS (Continued)

Switzerland (cont’d.)
Geberit AG	66	$29,882
Georg Fischer AG	8	9,857
Givaudan SA	17	37,966
Glencore PLC*	21,245	102,468
Helvetia Holding AG	12	6,451
Idorsia Ltd.*	162	3,193
IWG PLC	1,211	3,465
Julius Baer Group Ltd.*	389	23,008
Kuehne + Nagel International AG	90	15,724
LafargeHolcim Ltd.*	868	49,011
Lonza Group AG*	134	35,599
Luzerner Kantonalbank AG	4	1,802
Nestle SA	5,658	476,056
Novartis AG	4,292	354,001
OC Oerlikon Corp. AG*	352	5,647
Panalpina Welttransport Holding AG	28	3,848
Partners Group Holding AG	31	20,850
PSP Swiss Property AG	75	6,601
Roche Holding AG (TRQX)	50	11,619
Roche Holding AG (XBRN)	1,269	293,305
Schindler Holding AG (AQXE)	72	16,316
Schindler Holding AG (TRQX)	35	7,730
SFS Group AG*	36	4,267
SGS SA	9	22,226
Sika AG	4	29,606
Sonova Holding AG	90	16,248
St Galler Kantonalbank AG	5	2,258
STMicroelectronics NV	1,128	26,569
Straumann Holding AG	19	13,266
Sulzer AG	21	2,690
Sunrise Communications Group AG, 144A*	62	5,158
Swatch Group AG (The) (AQXE)	54	21,165
Swatch Group AG (The) (TRQX)	80	6,030
Swiss Life Holding AG*	58	20,159
Swiss Prime Site AG*	136	11,613
Swiss Re AG	561	52,796
Swisscom AG	41	20,714
Temenos Group AG*	103	11,894
UBS Group AG*	6,326	107,625
Vifor Pharma AG	91	11,704
Zurich Insurance Group AG	275	83,920

		2,413,691

See Notes to Financial Statements.

Prudential QMA International Developed Markets Index Fund	39

Schedule of Investments (continued)

as of October 31, 2017

Description	Shares	Value
COMMON STOCKS (Continued)

Taiwan 0.0%
Fit Hon Teng Ltd., 144A*	2,000	$1,364

United Kingdom 15.1%
3i Group PLC	1,689	21,555
AA PLC	958	2,179
Admiral Group PLC	355	9,069
Aggreko PLC	439	5,463
Anglo American PLC	2,027	38,235
Ashmore Group PLC	825	4,218
Ashtead Group PLC	929	23,930
ASOS PLC*	94	7,111
Associated British Foods PLC	621	27,485
AstraZeneca PLC	2,320	156,973
Auto Trader Group PLC, 144A	1,626	7,394
Aviva PLC	7,336	49,213
Babcock International Group PLC	420	4,529
BAE Systems PLC	5,754	45,326
Balfour Beatty PLC	1,278	4,649
Barclays PLC	31,066	76,662
Barratt Developments PLC	1,796	15,616
BBA Aviation PLC	1,823	7,701
Beazley PLC	968	6,493
Bellway PLC	218	10,570
Berkeley Group Holdings PLC	224	11,131
Booker Group PLC	2,882	7,700
BP PLC	35,036	237,636
British American Tobacco PLC	4,166	269,163
British Land Co. PLC (The), REIT	1,838	14,675
Britvic PLC	484	4,865
BT Group PLC	15,466	53,288
BTG PLC*	726	7,268
Bunzl PLC	606	18,877
Burberry Group PLC	805	20,332
Capita PLC	1,158	8,064
Capital & Counties Properties PLC	1,355	4,792
Centrica PLC	10,111	22,802
Close Brothers Group PLC	291	5,367
CNH Industrial NV	1,705	21,753
Cobham PLC*	4,701	8,676
Coca-Cola European Partners PLC	401	16,385
Compass Group PLC	2,856	62,701
ConvaTec Group PLC, 144A	2,318	6,031

See Notes to Financial Statements.

40

Description	Shares	Value
COMMON STOCKS (Continued)

United Kingdom (cont’d.)
Croda International PLC	234	$13,004
CYBG PLC*	1,662	6,951
Daily Mail & General Trust PLC (Class A Stock)	550	5,065
DCC PLC	159	15,078
Derwent London PLC, REIT	186	6,611
Diageo PLC	4,526	154,557
Dialog Semiconductor PLC*	138	6,895
Direct Line Insurance Group PLC	2,600	12,832
Dixons Carphone PLC	1,865	4,296
Drax Group PLC	643	2,372
DS Smith PLC	1,737	12,013
Dunelm Group PLC	237	2,304
easyJet PLC	408	7,256
Essentra PLC	413	2,920
Experian PLC	1,682	35,437
Fiat Chrysler Automobiles NV*	1,947	33,666
G4S PLC	2,671	9,967
GKN PLC	3,126	13,176
GlaxoSmithKline PLC	8,798	157,900
Great Portland Estates PLC, REIT	600	4,956
Greene King PLC	642	4,613
Halma PLC	666	10,450
Hammerson PLC, REIT	1,546	10,762
Hargreaves Lansdown PLC	425	8,928
Hays PLC	2,578	6,382
Hiscox Ltd.	493	9,349
Howden Joinery Group PLC	1,111	6,050
HSBC Holdings PLC	36,579	357,197
IG Group Holdings PLC	652	5,658
IMI PLC	467	7,577
Imperial Brands PLC	1,726	70,371
Inchcape PLC	722	7,494
Indivior PLC*	1,328	6,553
Informa PLC	1,453	13,449
Inmarsat PLC	783	6,459
InterContinental Hotels Group PLC	343	19,003
Intermediate Capital Group PLC	524	6,766
International Consolidated Airlines Group SA	1,883	15,903
Intertek Group PLC	292	21,036
Intu Properties PLC, REIT	1,729	4,964
ITV PLC	6,635	14,503
J Sainsbury PLC	2,845	9,161

See Notes to Financial Statements.

Prudential QMA International Developed Markets Index Fund	41

Schedule of Investments (continued)

as of October 31, 2017

Description	Shares	Value
COMMON STOCKS (Continued)

United Kingdom (cont’d.)
Janus Henderson Group PLC*(a)	347	$12,058
Jardine Lloyd Thompson Group PLC	192	3,323
JD Sports Fashion PLC	575	2,731
John Wood Group PLC	1,162	10,988
Johnson Matthey PLC	348	15,624
Jupiter Fund Management PLC	808	6,375
Just Eat PLC*	1,012	10,484
Kingfisher PLC	3,953	16,435
Land Securities Group PLC, REIT	1,288	16,543
Legal & General Group PLC	10,693	37,913
Liberty Global PLC (Class A Stock)*	433	13,358
Liberty Global PLC (Class C Stock)*	1,084	32,401
Liberty Global PLC LiLAC (Class A Stock)*	87	1,890
Liberty Global PLC LiLAC (Class C Stock)*	212	4,664
Lloyds Banking Group PLC	130,075	117,904
London Stock Exchange Group PLC	565	28,215
Man Group PLC	2,956	7,602
Manchester United PLC (Class A Stock)	81	1,454
Marks & Spencer Group PLC	2,952	13,492
Meggitt PLC	1,491	10,264
Merlin Entertainments PLC, 144A	1,221	6,142
Metro Bank PLC*	150	7,083
Micro Focus International PLC	787	27,643
Millennium & Copthorne Hotels PLC	304	2,443
Moneysupermarket.com Group PLC	1,094	4,720
National Grid PLC	6,310	75,956
NEX Group PLC	578	4,864
Next PLC	255	16,668
Ocado Group PLC*	702	2,682
Old Mutual PLC	8,590	21,790
Pearson PLC	1,497	13,978
Pennon Group PLC	722	7,615
Persimmon PLC	569	21,176
Petrofac Ltd.	423	2,357
Phoenix Group Holdings	690	6,935
Playtech PLC	545	7,121
Provident Financial PLC	260	3,218
Prudential PLC	4,707	115,535
Randgold Resources Ltd.	174	17,098
Reckitt Benckiser Group PLC	1,134	101,455
RELX NV	1,616	36,484
RELX PLC	1,920	44,181

See Notes to Financial Statements.

42

Description	Shares	Value
COMMON STOCKS (Continued)

United Kingdom (cont’d.)
Rentokil Initial PLC	3,349	$14,934
Rightmove PLC	162	8,937
Rio Tinto Ltd.	773	41,190
Rio Tinto PLC	2,164	102,272
Rolls-Royce Holdings PLC*	2,969	38,368
Rolls-Royce Holdings PLC-ENT	136,574	181
Rotork PLC	1,572	5,486
Royal Bank of Scotland Group PLC*	5,826	21,886
Royal Mail PLC	1,579	7,846
RPC Group PLC	728	9,111
RSA Insurance Group PLC	1,810	15,114
Saga PLC	2,155	5,469
Sage Group PLC (The)	1,955	19,352
Schroders PLC (AQXE)	198	9,187
Schroders PLC (SGMX)	82	2,742
Segro PLC, REIT	1,815	13,103
Serco Group PLC*	1,763	2,731
Severn Trent PLC	447	12,534
Shaftesbury PLC, REIT	452	5,947
Sky PLC*	1,940	24,297
Smith & Nephew PLC	1,582	29,839
Smiths Group PLC	711	14,836
Spectris PLC	210	7,140
Spirax-Sarco Engineering PLC	129	9,680
Sports Direct International PLC*	516	2,710
SSE PLC	1,845	33,885
St. James’s Place PLC	932	14,567
Stagecoach Group PLC	892	1,976
Standard Chartered PLC*	4,871	48,514
Standard Life Aberdeen PLC	5,001	28,537
Subsea 7 SA	451	7,603
TalkTalk Telecom Group PLC	900	2,552
Tate & Lyle PLC	812	6,975
Taylor Wimpey PLC	5,822	15,429
TechnipFMC PLC*	827	22,486
Tesco PLC	14,760	35,565
Thomas Cook Group PLC	2,264	3,602
Travis Perkins PLC	447	9,023
UBM PLC	729	6,810
Unilever NV, CVA	2,792	162,187
Unilever PLC	2,147	121,679
United Utilities Group PLC	1,225	13,553

See Notes to Financial Statements.

Prudential QMA International Developed Markets Index Fund	43

Schedule of Investments (continued)

as of October 31, 2017

Description	Shares	Value
COMMON STOCKS (Continued)

United Kingdom (cont’d.)
Vodafone Group PLC	48,509	$138,752
Weir Group PLC (The)	424	10,992
WH Smith PLC	212	5,764
Whitbread PLC	331	16,234
William Hill PLC	1,681	5,768
Wm Morrison Supermarkets PLC	3,935	11,715
Worldpay Group PLC, 144A	3,393	18,290
WPP PLC	2,238	39,566

		4,573,539

United States 0.8%
Carnival PLC	325	21,427
Core Laboratories NV	85	8,492
Flex Ltd.*	958	17,052
ICON PLC*	95	11,292
Jazz Pharmaceuticals PLC*	97	13,728
Samsonite International SA	2,400	10,020
Seagate Technology PLC	527	19,483
Shire PLC	1,630	80,286
Taro Pharmaceutical Industries Ltd.*	23	2,586
TE Connectivity Ltd.	638	58,039

		242,405

TOTAL COMMON STOCKS (cost $24,196,899)		28,024,050

PREFERRED STOCKS 0.6%

Germany 0.5%
Bayerische Motoren Werke AG (PRFC)	96	8,423
FUCHS PETROLUB SE (PRFC)	122	6,870
Henkel AG & Co. KGaA (PRFC)	316	44,372
Jungheinrich AG (PRFC)	101	4,600
MAN SE (PRFC)	16	1,746
Porsche Automobil Holding SE (PRFC)	272	19,904
RWE AG (PRFC)	60	1,138
Sartorius AG (PRFC)	65	6,069
Schaeffler AG (PRFC)	157	2,503
Volkswagen AG (PRFC)	332	60,790

		156,415

See Notes to Financial Statements.

44

Description	Shares	Value
PREFERRED STOCKS (Continued)

Japan 0.0%
Ito En Ltd. (PRFC)	100	$1,787
Shinkin Central Bank (PRFC A)	2	4,094

		5,881

Spain 0.1%
Grifols SA (PRFC B)	454	10,663

TOTAL PREFERRED STOCKS (cost $138,182)		172,959

EXCHANGE TRADED FUND 2.1%

United States
iShares MSCI EAFE ETF (cost $558,883)	9,170	638,507

	Units

RIGHTS* 0.0%

Spain
Banco Santander SA, expiring 11/01/17	28,552	1,364
Ferrovial SA, expiring 11/13/17	872	419

TOTAL RIGHTS (cost $1,753)		1,783

TOTAL LONG-TERM INVESTMENTS (cost $24,895,717)		28,837,299

	Shares

SHORT-TERM INVESTMENTS 2.7%

AFFILIATED MUTUAL FUNDS 2.4%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	729,158	729,158
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $16,877; includes $16,856 of cash collateral for securities on loan)(b)(w)	16,875	16,877

TOTAL AFFILIATED MUTUAL FUNDS (cost $746,035)		746,035

See Notes to Financial Statements.

Prudential QMA International Developed Markets Index Fund	45

Schedule of Investments (continued)

as of October 31, 2017

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
SHORT-TERM INVESTMENTS (Continued)

U.S. TREASURY OBLIGATION(n) 0.3%
U.S. Treasury Bills(k) (cost $79,887)	1.015%	12/21/17	80	$79,893

TOTAL SHORT-TERM INVESTMENTS (cost $825,922)				825,928

TOTAL INVESTMENTS 97.8% (cost $25,721,639)				29,663,227
Other assets in excess of liabilities(z) 2.2%				657,058

NET ASSETS 100.0%				$30,320,285

The following abbreviations are used in the annual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR—American Depositary Receipt

AQXE—Aquis Exchange

CDI—Chess Depository Interest

CVA—Certificate Van Aandelen (Bearer)

EAFE—Europe, Australasia and Far East

ETF—Exchange Traded Fund

FTSE—Financial Times Stock Exchange

GDR—Global Depositary Receipt

MSCI—Morgan Stanley Capital International

OTC—Over-the-counter

PRFC—Preference Shares

REIT—Real Estate Investment Trust

SDR—Swedish Depositary Receipt

SGMX—Sigma X MTF

STOXX—Stock Index of the Eurozone

TOPIX—Tokyo Stock Price Index

TRQX—Turquoise Exchange

UTS—Unit Trust Security

XBRN—BX Worldcaps Exchange

*	Non-income producing security.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $1,346 and 0.0% of net assets.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $16,692; cash collateral of $16,856 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown is the effective yield at purchase date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

See Notes to Financial Statements.

46

Futures contracts outstanding at October 31, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
	Long Positions:
6	Euro STOXX 50 Index	Dec. 2017	$244,199	$257,059	$12,860
1	FTSE 100 Index	Dec. 2017	97,844	99,179	1,335
7	Mini MSCI EAFE Index	Dec. 2017	688,234	702,590	14,356
1	TOPIX Index	Dec. 2017	138,208	155,050	16,842

					$45,393

Foreign currency of $1,178 and a security with a market value of $79,893 have been segregated with Morgan Stanley to cover requirements for open futures contracts at October 31, 2017.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$1,844,526	$—
Austria	—	92,031	—
Belgium	—	350,006	—
Chile	—	8,098	—
China	—	106,831	—
Colombia	—	11,639	—
Denmark	—	518,685	—
Finland	—	294,127	—
France	4,842	2,716,478	—

See Notes to Financial Statements.

Prudential QMA International Developed Markets Index Fund	47

Schedule of Investments (continued)

as of October 31, 2017

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Germany	$3,004	$2,558,136	$—
Ghana	—	6,301	—
Hong Kong	66,122	831,485	1,346
Ireland	14,213	156,976	—
Isle of Man	—	6,904	—
Israel	26,249	88,977	—
Italy	—	678,730	—
Japan	—	6,633,138	—
Luxembourg	2,512	83,065	—
Macau	—	9,896	—
Malta	—	5,159	—
Netherlands	7,568	1,210,692	—
New Zealand	—	48,783	—
Norway	—	181,807	—
Portugal	—	50,715	—
Russia	24,760	2,932	—
Singapore	—	355,033	—
South Africa	—	24,471	—
Spain	—	937,093	—
Sweden	20,227	809,494	—
Switzerland	—	2,413,691	—
Taiwan	—	1,364	—
United Kingdom	82,210	4,491,329	—
United States	130,672	111,733	—
Preferred Stocks
Germany	—	156,415	—
Japan	—	5,881	—
Spain	—	10,663	—
Exchange Traded Fund
United States	638,507	—	—
Rights
Spain	1,783	—	—
Affiliated Mutual Funds	746,035	—	—
U.S. Treasury Obligation	—	79,893	—
Other Financial Instruments*
Futures Contracts	45,393	—	—

Total	$1,814,097	$27,893,177	$1,346

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

See Notes to Financial Statements.

48

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of October 31, 2017 were as follows (unaudited):

Banks	11.2%
Pharmaceuticals	6.6
Insurance	5.0
Oil, Gas & Consumable Fuels	4.4
Chemicals	3.6
Automobiles	3.2
Machinery	2.9
Food Products	2.8
Metals & Mining	2.7
Capital Markets	2.5
Affiliated Mutual Funds (including 0.1% of collateral for securities on loan)	2.4
Exchange Traded Fund	2.1
Beverages	2.1
Diversified Telecommunication Services	2.1
Real Estate Management & Development	2.0
Electronic Equipment, Instruments & Components	1.7
Textiles, Apparel & Luxury Goods	1.7
Personal Products	1.6
Electric Utilities	1.6
Equity Real Estate Investment Trusts (REITs)	1.5
Software	1.5
Wireless Telecommunication Services	1.5
Electrical Equipment	1.4
Food & Staples Retailing	1.4
Media	1.4
Tobacco	1.4
Auto Components	1.3
Health Care Equipment & Supplies	1.3
Hotels, Restaurants & Leisure	1.3
Industrial Conglomerates	1.3
Trading Companies & Distributors	1.3
Road & Rail	1.2
Aerospace & Defense	1.1
Household Durables	1.1
Professional Services	1.1
Semiconductors & Semiconductor Equipment	1.1
Multi-Utilities	1.0%
Construction & Engineering	0.9
IT Services	0.9
Biotechnology	0.8
Building Products	0.8
Household Products	0.8
Specialty Retail	0.8
Diversified Financial Services	0.7
Commercial Services & Supplies	0.6
Technology Hardware, Storage & Peripherals	0.6
Transportation Infrastructure	0.6
Health Care Providers & Services	0.5
Air Freight & Logistics	0.4
Internet Software & Services	0.4
Communications Equipment	0.3
Containers & Packaging	0.3
Energy Equipment & Services	0.3
Gas Utilities	0.3
Marine	0.3
Multiline Retail	0.3
Paper & Forest Products	0.3
U.S. Treasury Obligations	0.3
Airlines	0.2
Internet & Direct Marketing Retail	0.2
Leisure Products	0.2
Life Sciences Tools & Services	0.2
Consumer Finance	0.1
Distributors	0.1
Independent Power & Renewable Electricity Producers	0.1
Water Utilities	0.1
Diversified Consumer Services	0.0 *
Health Care Technology	0.0 *

97.8
Other assets in excess of liabilities	2.2

100.0%

*	Less than +/- 0.05%

See Notes to Financial Statements.

Prudential QMA International Developed Markets Index Fund	49

Schedule of Investments (continued)

as of October 31, 2017

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity contracts risk. The effect of such derivative instruments on the Fund's financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of October 31, 2017 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Equity contracts	Due from/to broker—variation margin futures	$45,393	*	—	$—
Equity contracts	Unaffiliated investments	1,783		—	—

Total		$47,176			$—

*	Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the period ended October 31, 2017 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)	Futures	Total
Equity contracts	$1,660	$105,681	$107,341

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(2)	Futures	Total
Equity contracts	$30	$45,393	$45,423

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

See Notes to Financial Statements.

50

For the period ended October 31, 2017, the Fund's average volume of derivative activities is as follows:

Futures Contracts— Long Positions(1)
$918,507

(1)	Value at Trade Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instruments/transactions assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$16,692	$(16,692)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

Prudential QMA International Developed Markets Index Fund	51

Statement of Assets & Liabilities

as of October 31, 2017

Assets
Investments at value, including securities on loan of $16,692:
Unaffiliated investments (cost $24,975,604)	$28,917,192
Affiliated investments (cost $746,035)	746,035
Foreign currency, at value (cost $422,428)	425,890
Deposit with broker for futures	1,178
Due for Fund shares sold	172,557
Due from Manager	162,789
Dividends and interest receivable	58,595
Tax reclaim receivable	12,612
Receivable for investments sold	6,172
Due from broker—variation margin futures	3,911
Prepaid expenses	835

Total assets	30,507,766

Liabilities
Payable for investments purchased	52,261
Custodian and accounting fees payable	41,610
Payable for Fund shares reacquired	37,671
Miscellaneous fees payable	26,169
Payable to broker for collateral for securities on loan	16,856
Accrued expenses and other liabilities	12,858
Affiliated transfer agent fee payable	56

Total liabilities	187,481

Net Assets	$30,320,285

Net assets were comprised of:
Shares of beneficial interest, at par	$2,415
Paid-in capital in excess of par	25,749,875

25,752,290
Undistributed net investment income	419,616
Accumulated net realized gain on investment and foreign currency transactions	157,853
Net unrealized appreciation on investments and foreign currencies	3,990,526

Net assets, October 31, 2017	$30,320,285

Class Q
Net asset value, offering price and redemption price per share,
($30,320,285 ÷ 2,415,115 shares of beneficial interest issued and outstanding)	$12.55

See Notes to Financial Statements.

52

Statement of Operations

Period* Ended October 31, 2017

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of foreign withholding taxes of $54,912)	$529,473
Affiliated dividend income	7,191
Interest income	905
Income from securities lending, net (including affiliated income of $8)	122

Total income	537,691

Expenses
Management fee	49,413
Custodian and accounting fees	217,000
Pricing fees	143,197
Audit fee	32,000
Legal fees and expenses	28,000
Shareholders’ reports	18,000
Directors’ fees	11,000
Transfer agent’s fees and expenses (including affiliated expense of $300)	467
Miscellaneous	16,780

Total expenses	515,857
Less: Management fee waiver and/or expense reimbursement	(451,235)

Net expenses	64,622

Net investment income (loss)	473,069

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	61,494
Futures transactions	105,681
Foreign currency transactions	(48,940)

118,235

Net change in unrealized appreciation (depreciation) on:
Investments	3,941,588
Futures	45,393
Foreign currencies	3,545

3,990,526

Net gain (loss) on investment and foreign currency transactions	4,108,761

Net Increase (Decrease) In Net Assets Resulting From Operations	$4,581,830

*	Commencement of operations was November 17, 2016.

See Notes to Financial Statements.

Prudential QMA International Developed Markets Index Fund	53

Statement of Changes in Net Assets

November 17, 2016* through October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$473,069
Net realized gain (loss) on investment and foreign currency transactions	118,235
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	3,990,526

Net increase (decrease) in net assets resulting from operations	4,581,830

Dividends from net investment income
Class Q	(13,835)

Fund share transactions
Net proceeds from shares sold	27,757,899
Net asset value of shares issued in reinvestment of dividends and distributions	13,835
Cost of shares reacquired	(2,019,444)

Net increase (decrease) in net assets from Fund share transactions	25,752,290

Total increase (decrease)	30,320,285

Net Assets:
Beginning of period	—

End of period(a)	$30,320,285

(a) Includes undistributed net investment income of:	$419,616

*	Commencement of operations.

See Notes to Financial Statements.

54

Notes to Financial Statements

Prudential Investment Portfolios 2 (the “PIP2”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. PIP2 consists of eleven separate series: Prudential Commodity Strategies Fund, Prudential Core Conservative Bond Fund, Prudential Core Short-Term Bond Fund, Prudential Core Ultra Short Bond Fund, Prudential Institutional Money Market Fund, Prudential Jennison Small-Cap Core Equity Fund, Prudential QMA Emerging Markets Equity Fund, Prudential QMA International Developed Markets Index Fund, Prudential QMA Mid-Cap Core Equity Fund, Prudential QMA US Broad Market Index Fund and Prudential TIPS Fund. These financial statements relate to the Prudential QMA International Developed Markets Index Fund (the “Fund”). The Fund commenced operations on November 17, 2016.

The investment objective of the Fund is to seek to provide investment results that approximate the performance of the Russell Developed Ex North America Large Cap Index.

1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”) (formerly known as Prudential Investments LLC). Under the current valuation procedures, the Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Prudential QMA International Developed Markets Index Fund	55

Notes to Financial Statements (continued)

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing recent transaction prices for identical or comparable securities. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

56

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, forward currency contracts, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Prudential QMA International Developed Markets Index Fund	57

Notes to Financial Statements (continued)

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Trustees of the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in value of equities. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Master Netting Arrangements: PIP2, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Fund. A master

58

netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Warrants and Rights: The Fund may hold warrants and rights acquired either through a direct purchase, included as part of a private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Fund until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Concentration of Risk: Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

Prudential QMA International Developed Markets Index Fund	59

Notes to Financial Statements (continued)

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Equity and Mortgage Real Estate Investment Trusts (REITs): The Fund invests in equity REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from equity REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the equity REITs.

Taxes: It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

PIP2, on behalf of the Fund, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PGIM Investments has entered into a subadvisory agreement with Quantitative Management Associates, LLC

60

(“QMA”). The subadvisory agreement provides that QMA will furnish investment advisory services in connection with the management of the Fund. In connection therewith, QMA is obligated to keep certain books and records of the Fund. PGIM Investments pays for the services of QMA, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PGIM Investments is accrued daily and payable monthly at an annual rate of .25% of the Fund’s average daily net assets. For the period ended October 31, 2017, the waiver and/or expense reimbursement exceeded the effective management fee rate.

Effective December 1, 2016, PGIM Investments has contractually agreed through February 28, 2019 to limit the net annual operating expenses (exclusive of distribution and service (12b-1) fees, taxes (such as income and foreign withholdings taxes, stamp duty and deferred tax expenses), interest, underlying funds, brokerage, extraordinary and certain other expenses such as dividend, broker charges and interest expense on short sales) of the Fund to .30% of the Fund’s average daily net assets. Expenses waived/reimbursed by the Manager in accordance with this agreement may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

PIP2, on behalf of the Funds, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class Q shares of the Fund. No distribution or service fees are paid to PIMS as distributor for Class Q shares of the Fund.

PGIM, Inc., PGIM Investments, PIMS and QMA are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board. For the reporting period ended October 31, 2017 no such transactions were entered into by the Fund.

Prudential QMA International Developed Markets Index Fund	61

Notes to Financial Statements (continued)

The Fund may invest its overnight sweep cash in the Prudential Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the Prudential Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. For the reporting period ended October 31, 2017, PGIM, Inc. was compensated $8 by PGIM Investments for managing the Fund’s securities lending cash collateral as subadviser to the Money Market Fund. Earnings from the Core Fund and Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the period ended October 31, 2017, were $26,203,526 and $1,412,962, respectively.

5. Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. In order to present undistributed net investment income, accumulated net realized gain on investment and foreign currency transactions and paid-in capital in excess of par on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to undistributed net investment income and accumulated net realized gain on investment and foreign currency transactions. For the period ended October 31, 2017 the adjustments were to decrease undistributed net investment income and increase accumulated net realized gain on investment and foreign currency transactions by $39,618 due to differences in the treatment for book and tax purposes of certain transactions involving foreign securities and currencies and other book to tax differences. Net investment income, net realized gain (loss) on investments and foreign currency transactions and net assets were not affected by this change.

For the period ended October 31, 2017, the tax character of dividends paid by the fund was $13,835 of ordinary income.

As of October 31, 2017, the accumulated undistributed earnings on a tax basis were $598,586 of ordinary income and $82,659 of long-term capital gains. This differs from the amount shown on the Statement of Assets and Liabilities primarily due to cumulative timing differences between financial and tax reporting.

62

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of October 31, 2017 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$25,821,870	$4,128,064	$(241,314)	$3,886,750

The differences between book basis and tax basis was primarily attributable to deferred losses on wash sales, investments in passive foreign investment companies and other cost basis differences between financial and tax accounting.

Management has analyzed the Fund’s tax positions and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal excise tax returns for tax years for which the applicable statues of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. Capital

The Fund offers Class Q shares. Effective as of May 22, 2017, shares of the Fund are registered under the Securities Act of 1933, as amended.

PIP2 has authorized an unlimited number of shares of beneficial interest at $.001 par value per share.

As of October 31, 2017, Prudential through its affiliate entities, including affiliated funds, owned 2,401,819 shares of Class Q. At reporting period end, four shareholders of record held 86% of the Fund’s outstanding shares on behalf of multiple beneficial owners, of which all were held by the affiliates of Prudential.

Transactions in shares of beneficial interest were as follows:

Class Q	Shares	Amount
Period* ended October 31, 2017:
Shares sold	2,580,198	$27,757,899
Shares issued in reinvestment of dividends and distributions	1,359	13,835
Shares reacquired	(166,442)	(2,019,444)

Net increase (decrease) in shares outstanding	2,415,115	$25,752,290

*	Commencement of operations was November 17, 2016.

7. Borrowings

PIP2, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA

Prudential QMA International Developed Markets Index Fund	63

Notes to Financial Statements (continued)

is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 5, 2017 through October 4, 2018. The Funds pay an annualized commitment fee of .15% of the unused portion of the SCA. Each Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. Prior to October 5, 2017, the Funds had another SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee of .15% of the unused portion of the SCA. The interest on borrowings under the SCAs is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

Other affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended October 31, 2017.

8. Dividends and Distributions to Shareholders

Subsequent to the year ended October 31, 2017, the Fund declared ordinary income dividends and capital gain distributions on December 13, 2017 to shareholders of record on December 14, 2017. The ex-date was December 15, 2017. The per share amounts declared were as follows:

	Ordinary Income	Short-Term Capital Gains	Long-Term Capital Gains
Class Q	$0.22829	$0.04606	$0.03289

64

Financial Highlights

Class Q Shares
	November 17, 2016(a) through October 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.26
Net realized and unrealized gain (loss) on investments	2.30
Total from investment operations	2.56
Less Dividends and Distributions:
Dividends from net investment income	(.01)
Net asset value, end of period	$12.55
Total Return(c):	25.61%

Ratios/Supplemental Data:
Net assets, end of period (000)	$30,320
Average net assets (000)	$20,731
Ratios to average net assets(d):
Expense after waivers and/or expense reimbursement	.33%	(e)
Expense before waivers and/or expense reimbursement	2.61%	(e)
Net investment income (loss)	2.39%	(e)
Portfolio turnover rate	7%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential QMA International Developed Markets Index Fund	65

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders

Prudential Investment Portfolios 2:

We have audited the accompanying statement of assets and liabilities of Prudential QMA International Developed Markets Index Fund (the “Fund”), a series of Prudential Investment Portfolios 2, including the portfolio of investments, as of October 31, 2017, and the related statements of operations, changes in net assets, and the financial highlights for the period from November 17, 2016 (commencement of operations) through October 31, 2017. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2017, by correspondence with the custodian, transfer agent and brokers or by other appropriate auditing procedures when replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of October 31, 2017, and the results of its operations, the changes in its net assets, and the financial highlights for the period described in the first paragraph above, in conformity with U.S. generally accepted accounting principles.

New York, New York

December 15, 2017

66

Federal Income Tax Information (unaudited)

For the period ended October 31, 2017, the Fund reports the maximum amount allowable under Section 854 of the Internal Revenue Code, but not less than, the following percentages of the ordinary income dividends paid as 1) qualified dividend income (QDI):

QDI
Prudential QMA International Developed Markets Index Fund	85.77%

For the period ended October 31, 2017, the Fund made an election to pass through the maximum amount of the portion of the ordinary income dividends paid derived from foreign source income as well as any foreign taxes paid by the Fund in accordance with Section 853 of the Internal Revenue Code of the following amounts: $45,552 foreign tax credit from recognized foreign source income of $583,393.

In January 2018, you will be advised on IRS Form 1099-DIV or substitute 1099-DIV, as to the federal tax status of dividends received by you in calendar year 2017.

Prudential QMA International Developed Markets Index Fund	67

INFORMATION ABOUT BOARD MEMBERS AND OFFICERS

(Unaudited)

Information about Board Members and Officers of the Fund is set forth below. Board Members who are not deemed to be “interested persons” of the Fund, as defined in the 1940 Act, are referred to as “Independent Board Members.” Board Members who are deemed to be “interested persons” of the Fund are referred to as “Interested Board Members.” The Board Members are responsible for the overall supervision of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Board in turn elects the Officers, who are responsible for administering the day-to-day operations of the Fund.

Independent Board Members(1)

Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years
Ellen S. Alberding (59) Board Member Portfolios Overseen: 89	President and Board Member, The Joyce Foundation (charitable foundation) (since 2002); Vice Chair, City Colleges of Chicago (community college system) (since 2011); Trustee, Skills for America’s Future (national initiative to connect employers to community colleges) (since 2011); Trustee, National Park Foundation (charitable foundation for national park system) (since 2009); Trustee, Economic Club of Chicago (since 2009).	None.
Kevin J. Bannon (65) Board Member Portfolios Overseen: 89	Retired; Managing Director (April 2008-May 2015) and Chief Investment Officer (October 2008-November 2013) of Highmount Capital LLC (registered investment adviser); formerly Executive Vice President and Chief Investment Officer (April 1993-August 2007) of Bank of New York Company; President (May 2003-May 2007) of BNY Hamilton Family of Mutual Funds.	Director of Urstadt Biddle Properties (equity real estate investment trust) (since September 2008).
Linda W. Bynoe (65) Board Member Portfolios Overseen: 89	President and Chief Executive Officer (since March 1995) and formerly Chief Operating Officer (December 1989-February 1995) of Telemat Ltd. (management consulting); formerly Vice President (January 1985-June 1989) at Morgan Stanley & Co. (broker-dealer).	Director of Simon Property Group, Inc. (retail real estate) (May 2003-May 2012); Director of Anixter International, Inc. (communication products distributor) (since January 2006); Director of Northern Trust Corporation (financial services) (since April 2006); Trustee of Equity Residential (residential real estate) (since December 2009).

Prudential QMA International Developed Markets Index Fund

Independent Board Members(1)

Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years
Barry H. Evans (57)± Board Member Portfolios Overseen: 89	Retired; Formerly President (2005-2016), Global Chief Operating Officer (2014-2016), Chief Investment Officer-Global Head of Fixed Income (1998-2014), and various portfolio manager roles (1986-2006), Manulife Asset Management U.S.	Director, Manulife Trust Company (2011-present); Director, Manulife Asset Management Limited (2015-present); Formerly Chairman of the Board of Directors of Manulife Asset Management U.S. (2005-2016); Formerly Chairman of the Board, Declaration Investment Management and Research (2008-2016).
Keith F. Hartstein (61) Board Member & Independent Chair Portfolios Overseen: 89	Retired; Member (since November 2014) of the Governing Council of the Independent Directors Council (organization of independent mutual fund directors); formerly President and Chief Executive Officer (2005-2012), Senior Vice President (2004-2005), Senior Vice President of Sales and Marketing (1997-2004), and various executive management positions (1990-1997), John Hancock Funds, LLC (asset management); Chairman, Investment Company Institute’s Sales Force Marketing Committee (2003-2008).	None.
Laurie Simon Hodrick (55)± Board Member Portfolios Overseen: 89	A. Barton Hepburn Professor of Economics in the Faculty of Business, Columbia Business School (since 1996); Visiting Professor of Law and Rock Center for Corporate Governance Fellow, Stanford Law School (since 2015); Visiting Fellow, Hoover Institution, Stanford University (since 2015); Sole Member, ReidCourt LLC (since 2008) (a consulting firm); Formerly Managing Director, Global Head of Alternative Investment Strategies, Deutsche Bank (2006-2008); Formerly Director/Trustee, Merrill Lynch Investment Managers Funds (1999-2006).	Independent Director, Corporate Capital Trust (since April 2017) (a business development company).
Michael S. Hyland, CFA (72) Board Member Portfolios Overseen: 89	Retired (since February 2005); formerly Senior Managing Director (July 2001-February 2005) of Bear Stearns & Co, Inc.; Global Partner, INVESCO (1999-2001); Managing Director and President of Salomon Brothers Asset Management (1989-1999).	None.

Visit our website at pgiminvestments.com

Independent Board Members(1)

Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years
Richard A. Redeker (74) Board Member & Independent Vice Chair9 Portfolios Overseen: 87	Retired Mutual Fund Senior Executive (47 years); Management Consultant; Director, Mutual Fund Directors Forum (since 2014); Independent Directors Council (organization of independent mutual fund directors)-Executive Committee, Chair of Policy Steering Committee, Governing Council.	None.
Stephen G. Stoneburn (74) Board Member Portfolios Overseen: 89	Chairman (since July 2011), President and Chief Executive Officer (since June 1996) of Frontline Medical Communications (publishing company); formerly President (June 1995-June 1996) of Argus Integrated Media, Inc.; Senior Vice President and Managing Director (January 1993-1995) of Cowles Business Media; Senior Vice President of Fairchild Publications, Inc. (1975-1989).	None.

± Mr. Evans and Ms. Hodrick joined the Board effective as of September 1, 2017.

Interested Board Members(1)

Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years
Stuart S. Parker (55) Board Member & President Portfolios Overseen: 89	President of PGIM Investments LLC (formerly known as Prudential Investments LLC) (since January 2012); Executive Vice President of Prudential Investment Management Services LLC (since December 2012); Executive Vice President of Jennison Associates LLC and Head of Retail Distribution of PGIM Investments LLC (June 2005-December 2011).	None.

Prudential QMA International Developed Markets Index Fund

Interested Board Members(1)

Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years
Scott E. Benjamin (44) Board Member & Vice President Portfolios Overseen: 89	Executive Vice President (since June 2009) of PGIM Investments LLC; Executive Vice President (June 2009-June 2012) and Vice President (since June 2012) of Prudential Investment Management Services LLC; Executive Vice President (since September 2009) of AST Investment Services, Inc.; Senior Vice President of Product Development and Marketing, PGIM Investments (since February 2006); Vice President of Product Development and Product Management, Prudential Investments (2003-2006).	None.
Grace C. Torres* (58) Board Member Portfolios Overseen: 88	Retired; formerly Treasurer and Principal Financial and Accounting Officer of the Prudential Funds, Target Funds, Advanced Series Trust, Prudential Variable Contract Accounts and The Prudential Series Fund (1998-June 2014); Assistant Treasurer (March 1999-June 2014) and Senior Vice President (September 1999-June 2014) of PGIM Investments LLC; Assistant Treasurer (May 2003-June 2014) and Vice President (June 2005-June 2014) of AST Investment Services, Inc.; Senior Vice President and Assistant Treasurer (May 2003-June 2014) of Prudential Annuities Advisory Services, Inc.	Director (since July 2015) of Sun Bancorp, Inc. N.A. and Sun National Bank

* Note: Prior to her retirement in 2014, Ms. Torres was employed by PGIM Investments LLC. Due to her prior employment, she is considered to be an “interested person” under the 1940 Act. Ms. Torres is a Non-Management Interested Board Member.

(1) The year that each Board Member joined the Fund’s Board is as follows:

Ellen S. Alberding, 2013; Kevin J. Bannon, 2008; Linda W. Bynoe, 2005; Barry H. Evans, 2017; Keith F. Hartstein, 2013; Laurie Simon Hodrick, 2017; Michael S. Hyland, 2008; Richard A. Redeker, 2003; Stephen G. Stoneburn, 1999; Grace C. Torres, 2014; Stuart S. Parker, Board Member and President since 2012; Scott E. Benjamin, Board Member since 2010 and Vice President since 2009.

Visit our website at pgiminvestments.com

Fund Officers(a)

Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer
Raymond A. O’Hara (62) Chief Legal Officer	Vice President and Corporate Counsel (since July 2010) of Prudential Insurance Company of America (Prudential); Vice President (March 2011-Present) of Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey; Vice President and Corporate Counsel (March 2011-Present) of Prudential Annuities Life Assurance Corporation; Chief Legal Officer of PGIM Investments LLC (since June 2012); Chief Legal Officer of Prudential Mutual Fund Services LLC (since June 2012) and Corporate Counsel of AST Investment Services, Inc. (since June 2012); formerly Assistant Vice President and Corporate Counsel (September 2008-July 2010) of The Hartford Financial Services Group, Inc.; formerly Associate (September 1980-December 1987) and Partner (January 1988-August 2008) of Blazzard & Hasenauer, P.C. (formerly, Blazzard, Grodd & Hasenauer, P.C.).	Since 2012
Chad A. Earnst (42) Chief Compliance Officer	Chief Compliance Officer (September 2014-Present) of PGIM Investments LLC; Chief Compliance Officer (September 2014-Present) of the Prudential Funds, Target Funds, Advanced Series Trust, The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc., Prudential Global Short Duration High Yield Income Fund, Inc., Prudential Short Duration High Yield Fund, Inc. and Prudential Jennison MLP Income Fund, Inc.; formerly Assistant Director (March 2010-August 2014) of the Asset Management Unit, Division of Enforcement, US Securities & Exchange Commission; Assistant Regional Director (January 2010-August 2014), Branch Chief (June 2006-December 2009) and Senior Counsel (April 2003-May 2006) of the Miami Regional Office, Division of Enforcement, US Securities & Exchange Commission.	Since 2014
Deborah A. Docs (59) Secretary	Vice President and Corporate Counsel (since January 2001) of Prudential; Vice President (since December 1996) and Assistant Secretary (since March 1999) of PGIM Investments LLC; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.	Since 2004
Jonathan D. Shain (59) Assistant Secretary	Vice President and Corporate Counsel (since August 1998) of Prudential; Vice President and Assistant Secretary (since May 2001) of PGIM Investments LLC; Vice President and Assistant Secretary (since February 2001) of Prudential Mutual Fund Services LLC; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.	Since 2005
Claudia DiGiacomo (43) Assistant Secretary	Vice President and Corporate Counsel (since January 2005) of Prudential; Vice President and Assistant Secretary of PGIM Investments LLC (since December 2005); Associate at Sidley Austin Brown & Wood LLP (1999-2004).	Since 2005

Prudential QMA International Developed Markets Index Fund

Fund Officers(a)

Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer
Andrew R. French (54) Assistant Secretary	Vice President and Corporate Counsel (since February 2010) of Prudential; formerly Director and Corporate Counsel (2006-2010) of Prudential; Vice President and Assistant Secretary (since January 2007) of PGIM Investments LLC; Vice President and Assistant Secretary (since January 2007) of Prudential Mutual Fund Services LLC.	Since 2006
Charles H. Smith (44) Anti-Money Laundering Compliance Officer	Vice President, Corporate Compliance, Anti-Money Laundering Unit (since January 2015) of Prudential; committee member of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (since January 2016); formerly Global Head of Economic Sanctions Compliance at AIG Property Casualty (February 2007-December 2014); Assistant Attorney General at the New York State Attorney General’s Office, Division of Public Advocacy. (August 1998-January 2007).	Since 2016
M. Sadiq Peshimam (53) Treasurer and Principal Financial and Accounting Officer	Vice President (since 2005) of PGIM Investments LLC; formerly Assistant Treasurer of funds in the Prudential Mutual Fund Complex (2006-2014).	Since 2006
Peter Parrella (59) Assistant Treasurer	Vice President (since 2007) and Director (2004-2007) within Prudential Mutual Fund Administration; formerly Tax Manager at SSB Citi Fund Management LLC (1997-2004).	Since 2007
Lana Lomuti (50) Assistant Treasurer	Vice President (since 2007) and Director (2005-2007), within Prudential Mutual Fund Administration; formerly Assistant Treasurer (December 2007-February 2014) of The Greater China Fund, Inc.	Since 2014
Linda McMullin (56) Assistant Treasurer	Vice President (since 2011) and Director (2008-2011) within Prudential Mutual Fund Administration.	Since 2014
Kelly A. Coyne (49) Assistant Treasurer	Director, Investment Operations of Prudential Mutual Fund Services LLC (since 2010).	Since 2015

(a) Excludes Mr. Parker and Mr. Benjamin, interested Board Members who also serve as President and Vice President, respectively.

Explanatory Notes to Tables:

∎	Board Members are deemed to be “Interested,” as defined in the 1940 Act, by reason of their affiliation with PGIM Investments LLC and/or an affiliate of PGIM Investments LLC.
∎	Unless otherwise noted, the address of all Board Members and Officers is c/o PGIM Investments LLC, 655 Broad Street, Newark, New Jersey 07102-4410.
∎

There is no set term of office for Board Members or Officers. The Board Members have adopted a retirement policy, which calls for the retirement of Board Members on December 31 of the year in which they reach the age of 75.

∎

“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the 1934 Act (that is, “public companies”) or other investment companies registered under the 1940 Act.

∎

“Portfolios Overseen” includes all investment companies managed by PGIM Investments LLC. The investment companies for which PGIM Investments LLC serves as manager include the Prudential Mutual Funds, The Prudential Variable Contract Accounts, Target Mutual Funds, Prudential Short Duration High Yield Fund, Inc., Prudential Global Short Duration High Yield Fund, Inc., The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc. and the Advanced Series Trust.

Visit our website at pgiminvestments.com

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.pgiminvestments.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available on the Fund’s website and on the Securities and Exchange Commission’s website at the end of August.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contains this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential QMA International Developed Markets Index Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL QMA INTERNATIONAL DEVELOPED MARKETS INDEX FUND

SHARE CLASS	Q
NASDAQ	PQDMX
CUSIP	74440E607

Item 2 – Code of Ethics – See Exhibit (a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant 800-225-1852, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3 – Audit Committee Financial Expert –

The registrant’s Board has determined that Mr. Kevin J. Bannon, member of the Board’s Audit Committee is an “audit committee financial expert,” and that he is “independent,” for purposes of this Item.

Item 4 – Principal Accountant Fees and Services –

(a) Audit Fees

For the fiscal period ended October 31, 2017, KPMG LLP (“KPMG”), the Registrant’s principal accountant, billed the Registrant $64,000 for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings.

(b) Audit-Related Fees

For the fiscal period ended October 31, 2017: none.

(c) Tax Fees

For the fiscal period ended October 31, 2017: none.

(d) All Other Fees

For the fiscal period ended October 31, 2017: none.

(e) (1) Audit Committee Pre-Approval Policies and Procedures

THE PRUDENTIAL MUTUAL FUNDS

AUDIT COMMITTEE POLICY

on

Pre-Approval of Services Provided by the Independent Accountants

The Audit Committee of each Prudential Mutual Fund is charged with the responsibility to monitor the independence of the Fund’s independent accountants. As part of this responsibility, the Audit Committee must pre-approve the independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

•	a review of the nature of the professional services expected to be provided,

•	a review of the safeguards put into place by the accounting firm to safeguard independence, and

•	periodic meetings with the accounting firm.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the scope of audits for each Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund’s independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services. Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed non-audit services will not adversely affect the independence of the independent accountants. Such proposed non-audit services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor’s independence. The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chair pursuant to authority delegated in this Policy.

The categories of services enumerated under “Audit Services”, “Audit-related Services”, and “Tax Services” are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chair) would expect upon the presentation of specific proposals to pre-approve. The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services, which the Committee (or the Committee Chair) would consider for pre-approval.

Audit Services

The following categories of audit services are considered to be consistent with the role of the Fund’s independent accountants:

➢	Annual Fund financial statement audits
➢	Seed audits (related to new product filings, as required)
➢	SEC and regulatory filings and consents

Audit-related Services

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants:

➢	Accounting consultations
➢	Fund merger support services
➢	Agreed Upon Procedure Reports
➢	Attestation Reports
➢	Other Internal Control Reports

Individual audit-related services that fall within one of these categories (except for fund merger support services) and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated). Fees related to fund merger support services are subject to a separate authorized pre-approval by the Audit Committee with fees determined on a per occurrence and merger complexity basis.

Tax Services

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants:

➢	Tax compliance services related to the filing or amendment of the following:
◾ Federal, state and local income tax compliance; and,
◾ Sales and use tax compliance
➢	Timely RIC qualification reviews
➢	Tax distribution analysis and planning
➢	Tax authority examination services
➢	Tax appeals support services
➢	Accounting methods studies
➢	Fund merger support services
➢	Tax consulting services and related projects

Individual tax services that fall within one of these categories and are not presented to the Audit

Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated).

Other Non-Audit Services

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any pre-approval decisions made pursuant to this Policy. Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Proscribed Services

The Fund’s independent accountants will not render services in the following categories of non-audit services:

➢	Bookkeeping or other services related to the accounting records or financial statements of the Fund
➢	Financial information systems design and implementation
➢	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports
➢	Actuarial services
➢	Internal audit outsourcing services
➢	Management functions or human resources
➢	Broker or dealer, investment adviser, or investment banking services
➢	Legal services and expert services unrelated to the audit
➢	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval of Non-Audit Services Provided to Other Entities Within the Prudential Fund Complex

Certain non-audit services provided to PGIM Investments LLC or any of its affiliates that also provide ongoing services to the 30 Mutual Funds will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Funds. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $30,000. Services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to PGIM Investments LLC and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to PGIM Investments LLC and its affiliates.

(e) (2) Percentage of services referred to in 4(b) – 4(d) that were approved by the audit committee –

For the fiscal period ended October 31, 2017: none.

(f) Percentage of hours expended attributable to work performed by other than full time employees of principal accountant if greater than 50%.

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g) Non-Audit Fees

The aggregate non-audit fees billed by KPMG for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the fiscal period ended October 31, 2017 was $0.

(h) Principal Accountant’s Independence

Not applicable as KPMG has not provided non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits

(a)	(1)	Code of Ethics – Attached hereto as Exhibit EX-99.CODE-ETH

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Prudential Investment Portfolios 2

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	December 20, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	December 20, 2017

By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date:	December 20, 2017